First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 14.7%
7,256	ALS Ltd. (AUD) (c)	$106,515
6,353	Charter Hall Group (AUD) (c)	82,783
24,648	Eagers Automotive Ltd. (AUD) (c)	387,422
53,384	Evolution Mining Ltd. (AUD) (c)	480,708
23,213	Fortescue Ltd. (AUD) (c)	331,705
39,170	Harvey Norman Holdings Ltd. (AUD) (c)	134,565
1,434	HUB24 Ltd. (AUD) (c)	83,927
1,246	JB Hi-Fi Ltd. (AUD) (c)	63,046
25,795	Lynas Rare Earths Ltd. (AUD) (c) (d)	350,231
469	Pro Medicus Ltd. (AUD) (c)	38,653
13,236	Qantas Airways Ltd. (AUD) (c)	77,752
111,756	Ramelius Resources Ltd. (AUD) (c)	290,952
3,553	Rio Tinto Ltd. (AUD) (c)	403,669
64,430	Santos Ltd. (AUD) (c)	352,661
6,742	Sonic Healthcare Ltd. (AUD) (c)	95,796
114,713	Vicinity Ltd. (AUD) (c)	187,142
31,380	Woodside Energy Group Ltd. (AUD) (c)	744,884
136,357	Yancoal Australia Ltd. (AUD) (c) (e)	786,436
		4,998,847
	Bermuda — 4.5%
224,614	Alibaba Health Information Technology Ltd. (HKD) (c) (d)	135,446
195,630	China Gas Holdings Ltd. (HKD) (c)	178,762
37,549	China Resources Gas Group Ltd. (HKD) (c)	91,495
73,155	Johnson Electric Holdings Ltd. (HKD) (c)	221,969
427,425	Kunlun Energy Co., Ltd. (HKD) (c)	390,558
29,651	Orient Overseas International Ltd. (HKD) (c)	528,808
		1,547,038
	Cayman Islands — 13.6%
160,870	Bosideng International Holdings Ltd. (HKD) (c)	82,804
49,254	China Resources Land Ltd. (HKD) (c)	182,552
300,614	China State Construction International Holdings Ltd. (HKD) (c)	320,142
39,334	CK Asset Holdings Ltd. (HKD) (c)	225,061
Shares	Description	Value

	Cayman Islands (Continued)
43,803	CK Hutchison Holdings Ltd. (HKD) (c)	$336,233
584,332	FIT Hon Teng Ltd. (HKD) (c) (d) (e) (f) (g)	523,656
152,744	Geely Automobile Holdings Ltd. (HKD) (c)	413,661
181,576	Kingboard Laminates Holdings Ltd. (HKD) (c)	452,152
45,014	MGM China Holdings Ltd. (HKD) (c)	64,240
110,206	Minth Group Ltd. (HKD) (c)	460,391
365,924	Sino Biopharmaceutical Ltd. (HKD) (c)	278,000
74,870	SITC International Holdings Co., Ltd. (HKD) (c)	327,820
140,744	Want Want China Holdings Ltd. (HKD) (c)	83,285
353,591	WH Group Ltd. (HKD) (c) (f) (g)	464,773
330,518	Xinyi Glass Holdings Ltd. (HKD) (c) (e)	414,693
		4,629,463
	Hong Kong — 8.1%
89,756	Beijing Enterprises Holdings Ltd. (HKD) (c)	343,155
203,949	China Merchants Port Holdings Co., Ltd. (HKD) (c)	382,695
103,706	China Overseas Land & Investment Ltd. (HKD) (c)	154,656
461,093	China Power International Development Ltd. (HKD) (c)	186,700
27,386	China Resources Beer Holdings Co., Ltd. (HKD) (c)	90,633
166,614	China Resources Power Holdings Co., Ltd. (HKD) (c)	389,212
49,024	China Taiping Insurance Holdings Co., Ltd. (HKD) (c)	129,460
11,650	CLP Holdings Ltd. (HKD) (c)	109,683
106,338	Guangdong Investment Ltd. (HKD) (c)	106,508
663,538	Guotai Junan International Holdings Ltd. (HKD) (c)	198,466
220,411	MMG Ltd. (HKD) (c) (d)	208,829
84,538	MTR Corp., Ltd. (HKD) (c)	346,434
7,934	Sun Hung Kai Properties Ltd. (HKD) (c)	132,108
		2,778,539
	Singapore — 6.3%
32,086	BOC Aviation Ltd. (HKD) (c) (f) (g)	320,209
168,000	Genting Singapore Ltd. (SGD) (c) (e)	88,664

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Singapore (Continued)
86,400	Mapletree Pan Asia Commercial Trust (SGD) (c)	$89,029
104,200	Seatrium Ltd. (SGD) (c)	193,149
20,500	Sembcorp Industries Ltd. (SGD) (c)	106,460
76,100	Singapore Airlines Ltd. (SGD) (c)	392,424
47,400	UOL Group Ltd. (SGD) (c)	359,907
130,000	Wilmar International Ltd. (SGD) (c)	390,569
73,300	Yangzijiang Shipbuilding Holdings Ltd. (SGD) (c)	217,730
		2,158,141
	South Korea — 51.9%
2,688	APR Corp. (KRW) (c)	613,319
4,093	Coway Co., Ltd. (KRW) (c)	198,271
2,911	DB Insurance Co., Ltd. (KRW) (c)	326,510
607	Hanwha Aerospace Co., Ltd. (KRW) (c)	517,593
6,093	Hanwha Ocean Co., Ltd. (KRW) (c) (d)	501,557
4,324	HD Hyundai Co., Ltd. (KRW) (c)	725,178
1,635	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	378,940
33,517	HMM Co., Ltd. (KRW) (c)	439,154
502	Hyosung Heavy Industries Corp. (KRW) (c)	847,663
3,250	Hyundai Glovis Co., Ltd. (KRW) (c)	461,600
2,251	Hyundai Mobis Co., Ltd. (KRW) (c)	580,804
3,126	Hyundai Motor Co. (KRW) (c)	962,997
1,841	Hyundai Rotem Co., Ltd. (KRW) (c)	212,002
6,673	Kia Corp. (KRW) (c)	658,832
1,097	KIWOOM Securities Co., Ltd. (KRW) (c)	310,336
18,641	Korea Electric Power Corp. (KRW) (c)	529,970
2,781	Korea Investment Holdings Co., Ltd. (KRW) (c)	387,985
292	Korea Zinc Co., Ltd. (KRW) (c)	284,884
29,539	Korean Air Lines Co., Ltd. (KRW) (c)	476,490
46,635	LG Display Co., Ltd. (KRW) (c) (d)	342,428
5,333	LG Electronics, Inc. (KRW) (c)	386,642
35,023	LG Uplus Corp. (KRW) (c)	364,227
Shares	Description	Value

	South Korea (Continued)
524	LIG Nex1 Co., Ltd. (KRW) (c)	$216,229
19,024	Mirae Asset Securities Co., Ltd. (KRW) (c)	806,243
1,792	Peptron, Inc. (KRW) (c) (d)	361,233
974	POSCO Holdings, Inc. (KRW) (c)	219,309
2,084	Samsung Electro-Mechanics Co., Ltd. (KRW) (c)	597,085
4,806	Samsung Electronics Co., Ltd. (KRW) (c)	562,116
24,548	Samsung Heavy Industries Co., Ltd. (KRW) (c) (d)	411,353
3,433	Samsung Life Insurance Co., Ltd. (KRW) (c)	494,997
1,637	Samsung SDS Co., Ltd. (KRW) (c)	165,858
176	Samyang Foods Co., Ltd. (KRW) (c)	142,680
3,797	Shinhan Financial Group Co., Ltd. (KRW) (c)	226,306
1,547	SK hynix, Inc. (KRW) (c)	877,714
3,335	SK Square Co., Ltd. (KRW) (c) (d)	1,098,057
9,901	SK Telecom Co., Ltd. (KRW) (c)	512,281
1,280	SK, Inc. (KRW) (c)	263,160
10,359	Woori Financial Group, Inc. (KRW) (c)	227,089
		17,689,092
	Switzerland — 0.2%
3,591	BeOne Medicines Ltd., Class H (HKD) (c) (d)	80,555
	Total Common Stocks	33,881,675
	(Cost $27,411,529)
MONEY MARKET FUNDS — 0.1%
44,859	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (h)	44,859
	(Cost $44,859)

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$779,882	Daiwa Capital Markets America, Inc., 3.66% (h), dated 03/31/26, due 04/01/26, with a maturity value of $779,961. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $795,480. (i)	$779,882
	(Cost $779,882)

	Total Investments — 101.7%	34,706,416
	(Cost $28,236,270)
	Net Other Assets and Liabilities — (1.7)%	(590,660)
	Net Assets — 100.0%	$34,115,756

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $33,881,675 or 99.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $744,995 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $779,882.

(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of March 31, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	28.2%
Consumer Discretionary	13.6
Information Technology	10.1
Financials	9.2
Energy	7.5
Materials	7.4
Utilities	7.0
Consumer Staples	5.5
Real Estate	4.1
All Other	7.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	51.0%
HKD	27.0
AUD	14.4
SGD	5.3
USD	2.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$33,881,675	$—	$33,881,675	$—
Money Market Funds	44,859	44,859	—	—
Repurchase Agreements	779,882	—	779,882	—
Total Investments	$34,706,416	$44,859	$34,661,557	$—

*	See Portfolio of Investments for country breakout.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Austria — 4.1%
22,895	Erste Group Bank AG (EUR) (c)	$2,473,251
41,925	OMV AG (EUR) (c)	3,067,250
21,641	Raiffeisen Bank International AG (EUR) (c)	926,819
251,131	UNIQA Insurance Group AG (EUR) (c)	4,399,459
30,771	Verbund AG (EUR) (c)	2,351,508
54,209	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR) (c)	3,851,820
62,685	voestalpine AG (EUR) (c)	2,781,471
		19,851,578
	Belgium — 1.8%
5,837	Ackermans & Van Haaren N.V. (EUR) (c)	1,794,944
94,697	Colruyt Group N.V. (EUR)	3,971,066
10,796	UCB S.A. (EUR) (c)	3,252,815
		9,018,825
	Bermuda — 0.3%
92,921	Aegon Ltd. (EUR) (c)	679,555
40,471	Hiscox Ltd. (GBP) (c)	816,905
		1,496,460
	Denmark — 4.8%
1,911	A.P. Moller - Maersk A/S, Class B (DKK) (c) (d)	4,773,452
7,370	Genmab A/S (DKK) (c) (e)	1,984,900
416,232	H. Lundbeck A/S (DKK) (c)	2,606,460
117,769	ISS A/S (DKK) (c)	4,289,594
23,049	NKT A/S (DKK) (c) (e)	3,000,541
80,299	ROCKWOOL A/S, Class B (DKK) (c)	2,230,283
79,114	Vestas Wind Systems A/S (DKK) (c)	2,386,944
51,385	Zealand Pharma A/S (DKK) (c) (e)	2,393,000
		23,665,174
	Finland — 0.8%
99,769	Wartsila Oyj Abp (EUR) (c)	3,716,213
	France — 8.4%
28,261	Amundi S.A. (EUR) (c) (f) (g)	2,428,700
47,386	Arkema S.A. (EUR) (c)	3,253,436
33,131	Bouygues S.A. (EUR) (c)	1,920,174
5,147	Capgemini SE (EUR) (c)	607,341
98,463	Carrefour S.A. (EUR) (c)	1,823,135
83,163	Cie Generale des Etablissements Michelin S.C.A. (EUR) (c)	2,849,087
37,967	Credit Agricole S.A. (EUR) (c)	708,633
11,674	Eiffage S.A. (EUR) (c)	1,790,422
77,811	Elis S.A. (EUR) (c)	2,203,497
69,566	Engie S.A. (EUR) (c)	2,241,946
Shares	Description	Value

	France (Continued)
76,586	Klepierre S.A. (EUR) (c)	$2,875,220
13,555	Legrand S.A. (EUR) (c)	2,105,842
15,103	Nexans S.A. (EUR) (c)	2,054,605
2,121	Safran S.A. (EUR) (c)	694,057
40,418	Sanofi S.A. (EUR) (c)	3,903,178
33,799	Societe Generale S.A. (EUR) (c)	2,467,910
23,698	Sodexo S.A. (EUR) (c)	1,216,473
61,368	TotalEnergies SE (EUR) (c)	5,632,022
		40,775,678
	Germany — 18.3%
1,778	Allianz SE (EUR) (c)	750,886
29,890	Aurubis AG (EUR) (c)	5,316,164
109,445	Auto1 Group SE (EUR) (c) (d) (e)	1,948,574
37,164	Bayerische Motoren Werke AG (EUR) (c)	3,437,937
98,929	Commerzbank AG (EUR) (c)	3,608,879
22,614	Continental AG (EUR) (c)	1,578,627
18,121	Daimler Truck Holding AG (EUR) (c)	892,388
63,585	Deutsche Bank AG (EUR) (c)	1,892,304
440,377	Deutsche Lufthansa AG (EUR) (c)	3,750,174
43,781	Deutsche Telekom AG (EUR) (c)	1,634,058
33,467	DHL Group (EUR) (c)	1,763,951
46,144	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d) (g)	2,102,069
171,945	Evonik Industries AG (EUR) (c)	3,374,037
17,251	Fraport AG Frankfurt Airport Services Worldwide (EUR) (c) (e)	1,502,846
42,640	Fresenius Medical Care AG (EUR) (c)	1,932,349
16,668	FUCHS SE (Preference Shares) (EUR) (c)	709,036
18,475	Henkel AG & Co. KGaA (Preference Shares) (EUR) (c)	1,427,185
23,033	Hensoldt AG (EUR) (c)	2,044,197
13,939	HOCHTIEF AG (EUR) (c)	6,340,484
44,204	KION Group AG (EUR) (c)	2,361,923
10,234	Krones AG (EUR) (c)	1,390,096
28,128	LEG Immobilien SE (EUR) (c)	1,837,379
59,375	Mercedes-Benz Group AG (EUR) (c)	3,649,377
5,790	Merck KGaA (EUR) (c)	735,645
3,244	MTU Aero Engines AG (EUR) (c)	1,183,478
116,494	Nordex SE (EUR) (c) (e)	6,313,128
36,221	RENK Group AG (EUR) (c)	2,165,001
948	Rheinmetall AG (EUR) (c)	1,599,081

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
67,142	RWE AG (EUR) (c)	$4,517,258
335,610	Schaeffler AG (EUR) (c)	2,803,265
19,156	Siemens Energy AG (EUR) (c)	3,303,460
11,226	Talanx AG (EUR) (c)	1,393,009
307,105	thyssenkrupp AG (EUR) (c)	2,706,071
163,997	TUI AG (EUR) (c)	1,291,487
94,539	United Internet AG (EUR) (c)	3,058,907
27,607	Volkswagen AG (Preference Shares) (EUR) (c)	2,824,003
		89,138,713
	Greece — 2.1%
878,090	Alpha Bank S.A. (EUR) (c)	3,257,136
580,146	Eurobank S.A. (EUR) (c)	2,322,936
118,645	Hellenic Telecommunications Organization S.A. (EUR)	2,238,067
21,712	JUMBO S.A. (EUR)	551,609
87,989	Piraeus Bank S.A. (EUR) (c)	722,922
45,271	Public Power Corp. S.A. (EUR) (c)	946,473
		10,039,143
	Ireland — 0.8%
164,566	AIB Group PLC (EUR) (c)	1,756,769
38,544	Ryanair Holdings PLC, ADR	2,227,843
		3,984,612
	Italy — 10.3%
1,425,366	A2A S.p.A. (EUR) (c)	4,036,116
74,469	Banca Mediolanum S.p.A. (EUR) (c)	1,508,839
149,667	Banco BPM S.p.A. (EUR) (c)	2,081,951
67,284	BPER Banca S.p.A. (EUR) (c)	881,776
67,878	Buzzi S.p.A. (EUR) (c)	3,431,725
46,343	Credito Emiliano S.p.A. (EUR) (c)	785,376
128,123	Eni S.p.A. (EUR) (c)	3,643,040
113,671	Fincantieri S.p.A. (EUR) (c) (e)	1,754,003
497,275	Hera S.p.A. (EUR) (c)	2,293,782
47,019	Leonardo S.p.A. (EUR) (c)	3,198,223
27,706	Lottomatica Group S.p.A. (EUR) (c)	800,011
251,916	Maire S.p.A. (EUR) (c)	3,921,543
395,459	Nexi S.p.A. (EUR) (c) (d) (f) (g)	1,473,058
438,299	Pirelli & C S.p.A. (EUR) (c) (f) (g)	3,032,806
31,453	Poste Italiane S.p.A. (EUR) (c) (f) (g)	740,368
37,717	Prysmian S.p.A. (EUR) (c)	4,454,063
1,033,548	Saipem S.p.A. (EUR) (c) (d)	4,728,868
124,044	Snam S.p.A. (EUR) (c)	939,692
12,523	SOL S.p.A. (EUR)	852,564
Shares	Description	Value

	Italy (Continued)
1,425,692	Telecom Italia S.p.A. (EUR) (c) (e)	$1,000,988
19,694	UniCredit S.p.A. (EUR) (c)	1,412,929
139,073	Unipol Assicurazioni S.p.A. (EUR) (c)	3,230,706
		50,202,427
	Jersey — 0.2%
301,298	WPP PLC (GBP) (c)	942,295
	Luxembourg — 2.5%
83,044	ArcelorMittal S.A. (EUR) (c)	4,306,807
583,513	Aroundtown S.A. (EUR) (c) (e)	1,553,455
208,960	Tenaris S.A. (EUR) (c)	6,108,414
		11,968,676
	Netherlands — 3.3%
23,293	ABN AMRO Bank N.V. (EUR) (c) (g)	738,410
3,217	Airbus SE (EUR) (c)	608,251
1,035	Argenx SE (EUR) (c) (e)	751,144
757	ASML Holding N.V. (EUR) (c)	1,006,631
21,981	ASR Nederland N.V. (EUR) (c)	1,513,330
57,509	ING Groep N.V. (EUR) (c)	1,492,750
18,430	Koninklijke Ahold Delhaize N.V. (EUR)	858,274
81,302	Koninklijke Vopak N.V. (EUR) (c)	4,400,504
31,788	Prosus N.V. (EUR) (c)	1,471,651
79,187	Technip Energies N.V. (EUR) (c)	3,346,265
		16,187,210
	Norway — 5.5%
19,006	Aker ASA, Class A (NOK) (c)	2,102,710
58,826	Aker BP ASA (NOK) (c)	2,174,735
152,892	Equinor ASA (NOK) (c)	6,513,870
25,435	Gjensidige Forsikring ASA (NOK) (c)	665,346
440,404	Norsk Hydro ASA (NOK) (c)	4,694,000
285,715	Orkla ASA (NOK) (c)	3,595,619
44,384	Vend Marketplaces ASA (NOK) (c)	1,098,757
102,065	Yara International ASA (NOK) (c)	5,966,151
		26,811,188
	Portugal — 0.5%
1,685,769	Banco Comercial Portugues S.A., Class R (EUR) (c)	1,641,893
39,424	Galp Energia SGPS S.A. (EUR) (c)	945,297
		2,587,190
	Spain — 8.1%
14,859	Acciona S.A. (EUR) (c)	3,907,378

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
46,686	ACS Actividades de Construccion y Servicios S.A. (EUR) (c)	$5,693,635
194,257	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	4,195,888
577,136	Banco de Sabadell S.A. (EUR) (c)	2,067,482
143,073	Banco Santander S.A. (EUR) (c)	1,603,959
47,371	Bankinter S.A. (EUR) (c)	750,236
206,038	Grifols S.A. (EUR) (c)	2,155,585
49,981	Indra Sistemas S.A. (EUR) (c)	2,793,473
717,568	International Consolidated Airlines Group S.A. (GBP) (c)	3,376,877
787,654	Mapfre S.A. (EUR) (c)	3,510,193
148,340	Merlin Properties Socimi S.A. (EUR) (c)	2,416,819
139,229	Puig Brands S.A., Class B (EUR) (c)	2,761,897
126,416	Repsol S.A. (EUR) (c)	3,558,434
272,466	Unicaja Banco S.A. (EUR) (c) (f) (g)	808,613
		39,600,469
	Sweden — 4.1%
73,339	Boliden AB (SEK) (c) (e)	3,844,566
57,088	Essity AB, Class B (SEK) (c) (d)	1,471,318
9,080	Evolution AB (SEK) (c) (f) (g)	570,664
56,434	Industrivarden AB, Class C (SEK) (c) (d)	2,797,361
36,645	Saab AB, Class B (SEK) (c)	2,398,407
49,552	Securitas AB, Class B (SEK) (c)	829,893
57,520	Skanska AB, Class B (SEK) (c) (d)	1,555,866
642,467	SSAB AB, Class B (SEK) (c) (d)	5,064,631
726,850	Volvo Car AB, Class B (SEK) (c) (d) (e)	1,641,910
		20,174,616
	Switzerland — 2.1%
26,607	Accelleron Industries AG (CHF) (c)	2,404,907
26,624	Adecco Group AG (CHF) (c)	640,366
8,584	Galderma Group AG (CHF) (c)	1,687,046
44,064	Holcim AG (CHF) (c)	3,642,416
4,277	Swissquote Group Holding S.A. (CHF) (c)	2,124,553
		10,499,288
	United Kingdom — 21.1%
67,768	3i Group PLC (GBP) (c)	2,208,614
841,669	Aberdeen Group PLC (GBP) (c)	2,132,200
16,521	Admiral Group PLC (GBP) (c)	690,999
Shares	Description	Value

	United Kingdom (Continued)
31,822	Anglogold Ashanti PLC (ZAR) (c)	$3,176,218
80,564	Antofagasta PLC (GBP) (c)	3,612,828
135,090	Associated British Foods PLC (GBP) (c)	3,381,599
208,315	Babcock International Group PLC (GBP) (c)	3,233,989
107,634	BAE Systems PLC (GBP) (c)	3,155,648
583,881	Barclays PLC (GBP) (c)	3,055,713
244,361	Beazley PLC (GBP) (c)	4,128,791
57,785	Berkeley Group Holdings PLC (GBP) (c) (e)	2,647,054
477,397	British Land (The) Co. PLC (GBP) (c)	2,258,247
579,758	BT Group PLC (GBP) (c)	1,624,800
56,038	Carnival PLC (GBP) (c)	1,429,405
332,591	Centrica PLC (GBP) (c)	941,705
477,684	easyJet PLC (GBP) (c)	2,222,563
89,364	Endeavour Mining PLC (GBP) (c)	5,384,128
114,619	Evraz PLC (GBP) (c) (e) (h) (i)	0
117,399	Fresnillo PLC (GBP) (c)	5,203,797
267,177	Harbour Energy PLC (GBP) (c)	1,062,406
65,275	Hikma Pharmaceuticals PLC (GBP) (c)	1,096,342
106,036	HSBC Holdings PLC (GBP) (c)	1,741,375
205,802	IG Group Holdings PLC (GBP) (c)	3,918,955
17,545	Imperial Brands PLC (GBP) (c)	711,407
514,290	J Sainsbury PLC (GBP) (c)	2,315,403
2,325,714	JD Sports Fashion PLC (GBP) (c)	2,205,830
359,002	Kingfisher PLC (GBP) (c)	1,365,038
190,419	Land Securities Group PLC (GBP) (c)	1,404,569
304,624	LondonMetric Property PLC (GBP) (c)	735,843
438,022	M&G PLC (GBP) (c)	1,591,076
54,103	Mondi PLC (GBP) (c)	611,664
106,218	NatWest Group PLC (GBP) (c)	786,852
157,340	Pearson PLC (GBP) (c)	2,074,338
266,144	Prudential PLC (GBP) (c)	3,700,208
56,694	Rio Tinto PLC (GBP) (c)	5,259,680
186,265	Rolls-Royce Holdings PLC (GBP) (c)	2,829,799
83,752	Shell PLC (GBP) (c)	3,878,953
43,637	St. James’s Place PLC (GBP) (c)	688,528
192,993	Standard Chartered PLC (GBP) (c)	4,021,920
497,498	Tesco PLC (GBP) (c)	3,126,771
1,917,296	Tritax Big Box REIT PLC (GBP) (c)	3,610,984

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
308,258	UNITE Group (The) PLC (GBP) (c)	$1,867,668
1,286,224	Vodafone Group PLC (GBP) (c)	1,940,066
		103,033,973
	United States — 0.3%
12,125	Autoliv, Inc., SDR (SEK) (c)	1,285,174
	Total Common Stocks	484,978,902
	(Cost $405,722,444)
RIGHTS (a) (b) — 0.0%
	Italy — 0.0%
1,377,902	Telecom Italia S.p.A., expiring 04/06/26 (EUR) (c) (e) (h)	13
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
426,005	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (j)	426,005
	(Cost $426,005)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.3%
$20,811,747	Daiwa Capital Markets America, Inc., 3.66% (j), dated 03/31/26, due 04/01/26, with a maturity value of $20,813,863. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $21,227,984. (k)	20,811,747
	(Cost $20,811,747)

	Total Investments — 103.8%	506,216,667
	(Cost $426,960,196)
	Net Other Assets and Liabilities — (3.8)%	(18,549,219)
	Net Assets — 100.0%	$487,667,448

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $474,279,492 or 97.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $17,907,531 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $20,811,747.

(e)	Non-income producing security.
(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2026.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar
ZAR	– South African Rand

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Sector Allocation	% of Total Investments
Industrials	22.5%
Financials	19.6
Materials	14.5
Energy	9.7
Consumer Discretionary	8.4
Consumer Staples	5.0
Health Care	4.4
Utilities	4.4
Repurchase Agreements	4.1
All Other	7.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	57.7%
GBP	20.8
NOK	5.3
DKK	4.7
USD	4.6
SEK	4.2
CHF	2.1
ZAR	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Belgium	$9,018,825	$3,971,066	$5,047,759	$—
Greece	10,039,143	2,789,676	7,249,467	—
Ireland	3,984,612	2,227,843	1,756,769	—
Italy	50,202,427	852,564	49,349,863	—
Netherlands	16,187,210	858,274	15,328,936	—
United Kingdom	103,033,973	—	103,033,973	— **
Other Country Categories*	292,512,712	—	292,512,712	—
Rights*	13	—	13	—
Money Market Funds	426,005	426,005	—	—
Repurchase Agreements	20,811,747	—	20,811,747	—
Total Investments	$506,216,667	$11,125,428	$495,091,239	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Bermuda — 1.4%
1,485	Credicorp Ltd.	$503,682
	Brazil — 63.0%
174,180	Ambev S.A. (BRL)	512,803
100,897	Axia Energia (BRL)	1,140,676
119,041	Banco Bradesco S.A. (Preference Shares) (BRL)	440,556
109,088	Banco BTG Pactual S.A. (BRL)	1,185,471
95,330	Banco do Brasil S.A. (BRL)	423,292
35,813	Banco Santander Brasil S.A. (BRL)	211,842
63,314	BB Seguridade Participacoes S.A. (BRL)	425,487
32,863	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	1,003,937
472,160	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	1,149,442
173,276	Cia Paranaense de Energia - Copel (BRL)	516,163
52,456	Embraer S.A. (BRL)	779,268
318,102	Eneva S.A. (BRL) (c)	1,507,037
28,496	Equatorial S.A. (BRL)	224,289
253,562	Gerdau S.A. (Preference Shares) (BRL)	930,081
83,274	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	699,007
374,534	Itausa S.A. (Preference Shares) (BRL)	1,010,837
27,673	Localiza Rent a Car S.A. (BRL)	250,987
167,342	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	1,572,350
21,117	Porto Seguro S.A. (BRL)	205,917
138,069	PRIO S.A. (BRL) (c)	1,764,829
100,087	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	752,993
84,402	Suzano S.A. (BRL)	845,674
92,714	Telefonica Brasil S.A. (BRL)	737,975
134,415	TIM S.A. (BRL)	712,576
68,773	TOTVS S.A. (BRL)	463,899
143,776	Ultrapar Participacoes S.A. (BRL)	797,175
54,858	Vale S.A. (BRL)	873,517
229,317	Vibra Energia S.A. (BRL)	1,399,848
		22,537,928
	Cayman Islands — 2.3%
37,048	NU Holdings Ltd., Class A (c)	532,380
20,911	StoneCo Ltd., Class A (c)	295,263
		827,643
Shares	Description	Value

	Chile — 11.1%
13,419	Banco de Credito e Inversiones S.A. (CLP)	$869,238
2,985,364	Banco Santander Chile (CLP)	247,206
108,016	Empresas Copec S.A. (CLP)	746,337
166,761	Falabella S.A. (CLP)	1,020,809
43,502,970	Latam Airlines Group S.A. (CLP)	1,071,301
		3,954,891
	Colombia — 2.2%
15,163	Grupo Cibest S.A. (Preference Shares) (COP)	278,607
66,288	Interconexion Electrica S.A. ESP (COP)	505,237
		783,844
	Mexico — 19.5%
567,218	America Movil S.A.B. de C.V., Series B (MXN)	720,930
884,031	Cemex S.A.B. de C.V., Series CPO (MXN)	1,013,605
134,291	Fibra Uno Administracion S.A. de C.V. (MXN)	218,561
20,653	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	228,032
55,728	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	186,869
25,203	Grupo Comercial Chedraui S.A. de C.V. (MXN)	148,071
78,589	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	871,613
215,917	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN)	543,918
45,386	Grupo Mexico S.A.B. de C.V., Series B (MXN)	485,995
22,141	Industrias Penoles S.A.B. de C.V. (MXN) (c)	984,084
251,119	Prologis Property Mexico S.A. de C.V. (MXN)	1,096,640
29,015	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	469,165
		6,967,483

	Total Investments — 99.5%	35,575,471
	(Cost $29,402,192)
	Net Other Assets and Liabilities — 0.5%	183,609
	Net Assets — 100.0%	$35,759,080

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	24.6%
Utilities	17.0
Materials	14.4
Consumer Discretionary	11.2
Energy	9.4
Industrials	7.2
Communication Services	6.1
Real Estate	3.7
Consumer Staples	3.0
All Other	3.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
BRL	63.4%
MXN	19.6
CLP	11.1
USD	3.7
COP	2.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$35,575,471	$35,575,471	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Air Freight & Logistics — 4.4%
519,321	J&T Global Express Ltd. (HKD) (b) (c)	$672,217
2,375,939	JD Logistics, Inc. (HKD) (b) (c) (d) (e)	4,194,236
		4,866,453
	Automobiles — 0.5%
1,326,414	Guangzhou Automobile Group Co., Ltd., Class H (HKD) (c) (f)	517,961
	Banks — 6.3%
1,682,629	Bank of Communications Co., Ltd., Class H (HKD) (c)	1,520,765
1,411,541	China Construction Bank Corp., Class H (HKD) (c)	1,523,355
2,981,897	China Everbright Bank Co., Ltd., Class H (HKD) (c)	1,160,414
2,761,664	China Minsheng Banking Corp., Ltd., Class H (HKD) (c)	1,298,798
2,153,207	China Zheshang Bank Co., Ltd., Class H (HKD) (c)	683,388
882,664	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	764,333
		6,951,053
	Broadline Retail — 0.6%
48,622	JD.com, Inc., Class A (HKD) (c)	716,713
	Communications Equipment — 9.2%
419,620	Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H (HKD) (c) (d) (e) (f)	10,140,118
	Construction Materials — 4.8%
982,906	Anhui Conch Cement Co., Ltd., Class H (HKD) (c)	2,675,315
4,239,871	China National Building Material Co., Ltd., Class H (HKD) (c)	2,601,047
		5,276,362
	Diversified Telecommunication Services — 2.9%
2,347,155	China Tower Corp., Ltd., Class H (HKD) (c) (d) (e)	3,209,300
Shares	Description	Value

	Electrical Equipment — 7.0%
1,085,259	Dongfang Electric Corp., Ltd., Class H (HKD) (c) (f)	$4,781,543
1,618,739	Goldwind Science & Technology Co., Ltd., Class H (HKD) (c)	2,965,722
		7,747,265
	Energy Equipment & Services — 2.4%
2,328,502	China Oilfield Services Ltd., Class H (HKD) (c)	2,667,994
	Food Products — 0.5%
1,336,707	China Feihe Ltd. (HKD) (c) (d) (e)	597,482
	Gas Utilities — 0.6%
78,435	ENN Energy Holdings Ltd. (HKD) (c)	638,651
	Health Care Providers & Services — 3.2%
953,715	Shanghai Pharmaceuticals Holding Co., Ltd., Class H (HKD) (c)	1,411,128
837,250	Sinopharm Group Co., Ltd., Class H (HKD) (c)	2,172,131
		3,583,259
	Independent Power and Renewable Electricity Producers — 1.9%
4,000,201	Huadian Power International Corp., Ltd., Class H (HKD) (c)	2,067,101
	Insurance — 13.9%
792,914	China Life Insurance Co., Ltd., Class H (HKD) (c)	2,529,580
462,521	China Pacific Insurance Group Co., Ltd., Class H (HKD) (c)	1,894,301
12,920,728	China Reinsurance Group Corp., Class H (HKD) (c)	2,443,165
399,419	New China Life Insurance Co., Ltd., Class H (HKD) (c)	2,377,909
1,608,047	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD) (c)	1,119,890
995,215	PICC Property & Casualty Co., Ltd., Class H (HKD) (c)	1,831,970
250,121	Ping An Insurance Group Co. of China Ltd., Class H (HKD) (c)	1,923,234
2,797,461	Sunshine Insurance Group Co., Ltd., Class H (HKD) (c)	1,306,643
		15,426,692

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Marine Transportation — 3.4%
1,973,147	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (c)	$3,757,408
	Metals & Mining — 15.5%
2,228,672	Aluminum Corp. of China Ltd., Class H (HKD) (c)	3,260,472
831,833	China Hongqiao Group Ltd. (HKD) (c)	3,757,564
845,094	CMOC Group Ltd., Class H (HKD) (c)	1,777,368
633,106	Jiangxi Copper Co., Ltd., Class H (HKD) (c)	2,811,772
470,411	Shandong Gold Mining Co., Ltd., Class H (HKD) (c) (d) (e)	1,984,083
353,294	Zhaojin Mining Industry Co., Ltd., Class H (HKD) (c)	1,467,778
455,043	Zijin Mining Group Co., Ltd., Class H (HKD) (c)	2,047,010
		17,106,047
	Oil, Gas & Consumable Fuels — 11.4%
2,181,530	China Coal Energy Co., Ltd., Class H (HKD) (c)	3,676,671
2,323,522	China Petroleum & Chemical Corp., Class H (HKD) (c)	1,335,629
1,460,098	Inner Mongolia Yitai Coal Co., Ltd., Class B	3,140,671
3,235,247	PetroChina Co., Ltd., Class H (HKD) (c)	4,438,311
		12,591,282
	Passenger Airlines — 3.8%
767,719	Air China Ltd., Class H (HKD) (b) (c)	452,435
5,088,933	China Eastern Airlines Corp., Ltd., Class H (HKD) (b) (c)	2,297,821
2,797,285	China Southern Airlines Co., Ltd., Class H (HKD) (b) (c)	1,406,559
		4,156,815
	Real Estate Management & Development — 1.1%
1,268,134	Longfor Group Holdings Ltd. (HKD) (c) (d) (e) (f)	1,234,611
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 0.9%
69,179	InnoScience Suzhou Technology Holding Co., Ltd., Class H (HKD) (b) (c) (f)	$452,069
119,573	Shanghai Fudan Microelectronics Group Co., Ltd., Class H (HKD) (c)	594,195
		1,046,264
	Transportation Infrastructure — 5.6%
3,898,218	Qingdao Port International Co., Ltd., Class H (HKD) (d) (e)	3,385,561
3,026,564	Zhejiang Expressway Co., Ltd., Class H (HKD) (c)	2,781,856
		6,167,417
	Total Common Stocks	110,466,248
	(Cost $103,913,360)
MONEY MARKET FUNDS — 0.0%
16,481	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (g)	16,481
	(Cost $16,481)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 13.3%
$14,637,231	Mizuho Financial Group, Inc., 3.66% (g), dated 03/31/26, due 04/01/26, with a maturity value of $14,638,719. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.63%, due 11/30/26 to 02/15/32. The value of the collateral including accrued interest is $14,929,976. (h)	14,637,231
	(Cost $14,637,231)

	Total Investments — 113.2%	125,119,960
	(Cost $118,567,072)
	Net Other Assets and Liabilities — (13.2)%	(14,581,246)
	Net Assets — 100.0%	$110,538,714

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $103,175,683 or 93.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $13,618,637 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $14,637,231.

(g)	Rate shown reflects yield as of March 31, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
China	89.3%
Japan	13.3
Cayman Islands	10.6
United States	0.0††
Total Investments	113.2
Net Other Assets and Liabilities	(13.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
HKD	85.8%
USD	14.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$6,951,053	$764,333	$6,186,720	$—
Oil, Gas & Consumable Fuels	12,591,282	3,140,671	9,450,611	—
Transportation Infrastructure	6,167,417	3,385,561	2,781,856	—
Other Industry Categories*	84,756,496	—	84,756,496	—
Money Market Funds	16,481	16,481	—	—
Repurchase Agreements	14,637,231	—	14,637,231	—
Total Investments	$125,119,960	$7,307,046	$117,812,914	$—

*	See Portfolio of Investments for industry breakout.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.9%
	Air Freight & Logistics — 0.6%
65,800	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (b)	$1,487,140
	Automobile Components — 4.7%
188,400	Aisin Corp. (JPY) (b)	2,654,200
51,100	Denso Corp. (JPY) (b)	640,696
16,000	Niterra Co., Ltd. (JPY) (b)	754,425
69,700	Sumitomo Electric Industries Ltd. (JPY) (b)	3,960,360
73,300	Yokohama Rubber (The) Co., Ltd. (JPY) (b)	2,812,399
		10,822,080
	Automobiles — 4.8%
287,200	Honda Motor Co., Ltd. (JPY) (b)	2,324,474
135,600	Isuzu Motors Ltd. (JPY) (b)	1,952,744
271,400	Mazda Motor Corp. (JPY) (b) (c)	1,856,320
162,400	Subaru Corp. (JPY) (b) (c)	2,616,490
141,700	Suzuki Motor Corp. (JPY) (b)	1,727,142
32,900	Toyota Motor Corp. (JPY) (b)	683,904
		11,161,074
	Banks — 3.0%
129,900	Hachijuni Nagano Bank Ltd. (JPY) (b) (c)	1,633,231
212,500	Mebuki Financial Group, Inc. (JPY) (b)	1,657,253
90,700	Shizuoka Financial Group, Inc. (JPY) (b) (c)	1,506,034
23,100	Sumitomo Mitsui Trust Group, Inc. (JPY) (b)	735,888
170,500	Yokohama Financial Group, Inc. (JPY) (b) (c)	1,521,917
		7,054,323
	Beverages — 0.9%
134,500	Asahi Group Holdings Ltd. (JPY) (b)	1,342,933
23,300	Suntory Beverage & Food Ltd. (JPY) (b)	657,994
		2,000,927
	Building Products — 1.0%
63,700	AGC, Inc. (JPY) (b)	2,256,733
	Capital Markets — 0.5%
65,300	SBI Holdings, Inc. (JPY) (b)	1,209,118
	Chemicals — 7.1%
317,600	Asahi Kasei Corp. (JPY) (b)	3,107,550
482,000	Mitsubishi Chemical Group Corp. (JPY) (b)	2,817,834
55,100	Mitsui Chemicals, Inc. (JPY) (b)	665,606
50,700	Resonac Holdings Corp. (JPY) (b)	3,299,748
Shares	Description	Value

	Chemicals (Continued)
989,900	Sumitomo Chemical Co., Ltd. (JPY) (b) (c)	$3,202,886
57,000	Tokyo Ohka Kogyo Co., Ltd. (JPY) (b)	2,789,309
46,900	Tosoh Corp. (JPY) (b) (c)	697,163
		16,580,096
	Commercial Services & Supplies — 0.3%
23,700	TOPPAN Holdings, Inc. (JPY) (b)	625,080
	Construction & Engineering — 8.9%
94,500	Kajima Corp. (JPY) (b)	3,605,050
109,700	Kandenko Co., Ltd. (JPY) (b)	4,166,363
64,900	Kinden Corp. (JPY) (b)	2,919,753
101,200	Obayashi Corp. (JPY) (b)	2,451,111
206,600	Shimizu Corp. (JPY) (b)	3,706,635
37,200	Taisei Corp. (JPY) (b)	3,853,985
		20,702,897
	Consumer Staples Distribution & Retail — 1.2%
133,600	Aeon Co., Ltd. (JPY) (b)	1,597,314
76,600	Tsuruha Holdings, Inc. (JPY) (b)	1,202,001
		2,799,315
	Electric Utilities — 4.5%
182,900	Chubu Electric Power Co., Inc. (JPY) (b)	3,015,456
224,600	Kansai Electric Power (The) Co., Inc. (JPY) (b) (c)	3,734,217
328,400	Kyushu Electric Power Co., Inc. (JPY) (b)	3,806,672
		10,556,345
	Electrical Equipment — 3.1%
9,300	Fuji Electric Co., Ltd. (JPY) (b)	651,484
151,800	Fujikura Ltd. (JPY) (b)	4,174,809
72,200	Mitsubishi Electric Corp. (JPY) (b)	2,361,452
		7,187,745
	Electronic Equipment, Instruments & Components — 1.1%
49,200	Ibiden Co., Ltd. (JPY) (b)	2,461,993
	Energy Equipment & Services — 1.9%
46,300	Modec, Inc. (JPY) (b)	4,382,948
	Financial Services — 1.6%
168,200	Mitsubishi HC Capital, Inc. (JPY) (b) (c)	1,509,270

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Financial Services (Continued)
24,200	ORIX Corp. (JPY) (b)	$718,047
108,700	Tokyo Century Corp. (JPY) (b)	1,407,062
		3,634,379
	Gas Utilities — 2.1%
60,900	Osaka Gas Co., Ltd. (JPY) (b)	2,466,726
53,300	Tokyo Gas Co., Ltd. (JPY) (b)	2,510,220
		4,976,946
	Ground Transportation — 3.3%
127,100	Central Japan Railway Co. (JPY) (b)	3,304,751
28,000	Hankyu Hanshin Holdings, Inc. (JPY) (b) (c)	809,621
76,900	Seibu Holdings, Inc. (JPY) (b) (c)	2,148,492
70,600	West Japan Railway Co. (JPY) (b)	1,397,917
		7,660,781
	Household Durables — 4.3%
141,900	Haseko Corp. (JPY) (b)	2,621,456
47,900	Open House Group Co., Ltd. (JPY) (b)	3,069,994
109,000	Panasonic Holdings Corp. (JPY) (b)	1,828,079
31,500	Sekisui House Ltd. (JPY) (b)	705,823
206,200	Sumitomo Forestry Co., Ltd. (JPY) (b)	1,876,143
		10,101,495
	Industrial Conglomerates — 0.3%
41,900	Sekisui Chemical Co., Ltd. (JPY) (b)	703,445
	Insurance — 1.0%
70,200	Japan Post Insurance Co., Ltd. (JPY) (b)	708,009
41,300	Sompo Holdings, Inc. (JPY) (b)	1,607,736
		2,315,745
	Machinery — 4.4%
29,900	Ebara Corp. (JPY) (b)	846,413
47,600	Hitachi Construction Machinery Co., Ltd. (JPY) (b)	1,634,452
66,200	Komatsu Ltd. (JPY) (b)	2,636,122
49,800	Kubota Corp. (JPY) (b)	798,055
164,500	NGK Insulators Ltd. (JPY) (b)	4,239,599
		10,154,641
	Marine Transportation — 5.6%
252,800	Kawasaki Kisen Kaisha Ltd. (JPY) (b) (c)	4,269,949
Shares	Description	Value

	Marine Transportation (Continued)
117,100	Mitsui OSK Lines Ltd. (JPY) (b) (c)	$4,866,770
108,600	Nippon Yusen KK (JPY) (b) (c)	3,989,397
		13,126,116
	Metals & Mining — 6.8%
220,800	JFE Holdings, Inc. (JPY) (b) (c)	2,584,965
266,200	Kobe Steel Ltd. (JPY) (b)	3,230,643
31,300	Mitsui Kinzoku Co., (JPY) (b)	5,937,135
69,400	Sumitomo Metal Mining Co., Ltd. (JPY) (b)	4,039,302
		15,792,045
	Oil, Gas & Consumable Fuels — 3.0%
199,200	ENEOS Holdings, Inc. (JPY) (b)	1,794,819
176,300	Inpex Corp. (JPY) (b)	5,214,865
		7,009,684
	Paper & Forest Products — 0.6%
256,400	Oji Holdings Corp. (JPY) (b) (c)	1,387,137
	Passenger Airlines — 2.2%
111,100	ANA Holdings, Inc. (JPY) (b) (c)	1,989,718
189,800	Japan Airlines Co., Ltd. (JPY) (b) (c)	3,098,753
		5,088,471
	Pharmaceuticals — 3.6%
158,100	Astellas Pharma, Inc. (JPY) (b)	2,577,317
37,300	Otsuka Holdings Co., Ltd. (JPY) (b)	2,647,214
237,900	Sumitomo Pharma Co., Ltd. (JPY) (b) (d)	3,245,533
		8,470,064
	Real Estate Management & Development — 2.4%
21,200	Daiwa House Industry Co., Ltd. (JPY) (b)	665,107
57,700	Mitsubishi Estate Co., Ltd. (JPY) (b)	1,601,548
61,900	Mitsui Fudosan Co., Ltd. (JPY) (b)	659,881
308,700	Tokyu Fudosan Holdings Corp. (JPY) (b)	2,634,772
		5,561,308
	Semiconductors & Semiconductor Equipment — 2.9%
22,500	Advantest Corp. (JPY) (b)	3,105,150
60,200	Kokusai Electric Corp. (JPY) (b)	2,035,645

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
14,400	SCREEN Holdings Co., Ltd. (JPY) (b)	$857,902
3,200	Tokyo Electron Ltd. (JPY) (b)	795,043
		6,793,740
	Technology Hardware, Storage & Peripherals — 4.0%
141,300	Brother Industries Ltd. (JPY) (b)	2,615,893
66,000	FUJIFILM Holdings Corp. (JPY) (b)	1,257,673
321,000	Ricoh Co., Ltd. (JPY) (b) (c)	2,713,574
222,400	Seiko Epson Corp. (JPY) (b) (c)	2,749,577
		9,336,717
	Trading Companies & Distributors — 6.7%
101,300	Marubeni Corp. (JPY) (b)	3,705,751
47,500	Mitsui & Co., Ltd. (JPY) (b)	1,836,002
90,600	Sojitz Corp. (JPY) (b)	3,587,479
61,100	Sumitomo Corp. (JPY) (b)	2,286,305
104,500	Toyota Tsusho Corp. (JPY) (b)	4,050,083
		15,465,620
	Wireless Telecommunication Services — 0.5%
50,100	SoftBank Group Corp. (JPY) (b)	1,219,923
	Total Common Stocks	230,086,071
	(Cost $188,159,158)
MONEY MARKET FUNDS — 0.1%
241,154	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (e)	241,154
	(Cost $241,154)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 15.2%
$35,343,991	Bank of America Corp., 3.66% (e), dated 03/31/26, due 04/01/26, with a maturity value of $35,347,584. Collateralized by U.S. Treasury Securities, interest rates of 2.75% to 4.75%, due 05/15/28 to 11/15/43. The value of the collateral including accrued interest is $36,050,875. (f)	$35,343,991
	(Cost $35,343,991)

	Total Investments — 114.2%	265,671,216
	(Cost $223,744,303)
	Net Other Assets and Liabilities — (14.2)%	(33,099,498)
	Net Assets — 100.0%	$232,571,718

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $230,086,071 or 98.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $34,367,228 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $35,343,991.

(d)	Non-income producing security.
(e)	Rate shown reflects yield as of March 31, 2026.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Country Allocation†	% of Net Assets
Japan	98.9%
United States	15.3
Total Investments	114.2
Net Other Assets and Liabilities	(14.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
JPY	86.6%
USD	13.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$230,086,071	$—	$230,086,071	$—
Money Market Funds	241,154	241,154	—	—
Repurchase Agreements	35,343,991	—	35,343,991	—
Total Investments	$265,671,216	$241,154	$265,430,062	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 4.4%
263,950	Eagers Automotive Ltd. (AUD) (c)	$4,148,819
571,673	Evolution Mining Ltd. (AUD) (c)	5,147,752
331,435	Fortescue Ltd. (AUD) (c)	4,736,075
209,729	Harvey Norman Holdings Ltd. (AUD) (c)	720,504
276,229	Lynas Rare Earths Ltd. (AUD) (c) (d)	3,750,491
1,595,673	Ramelius Resources Ltd. (AUD) (c)	4,154,274
38,225	Rio Tinto Ltd. (AUD) (c)	4,342,881
689,957	Santos Ltd. (AUD) (c)	3,776,512
614,207	Vicinity Ltd. (AUD) (c)	1,002,012
336,040	Woodside Energy Group Ltd. (AUD) (c)	7,976,763
1,460,192	Yancoal Australia Ltd. (AUD) (c) (e)	8,421,623
		48,177,706
	Austria — 0.6%
19,321	OMV AG (EUR) (c)	1,413,532
207,206	UNIQA Insurance Group AG (EUR) (c)	3,629,956
18,696	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR) (c)	1,328,444
		6,371,932
	Belgium — 0.5%
78,484	Colruyt Group N.V. (EUR)	3,291,182
7,481	UCB S.A. (EUR) (c)	2,254,012
		5,545,194
	Bermuda — 1.1%
1,047,485	China Gas Holdings Ltd. (HKD) (c)	957,164
588,111	Johnson Electric Holdings Ltd. (HKD) (c)	1,784,467
4,587,674	Kunlun Energy Co., Ltd. (HKD) (c)	4,191,975
316,211	Orient Overseas International Ltd. (HKD) (c)	5,639,436
		12,573,042
	Canada — 11.8%
18,352	Agnico Eagle Mines Ltd. (CAD)	3,725,149
29,529	Alamos Gold, Inc., Class A (CAD)	1,313,744
281,188	ARC Resources Ltd. (CAD)	5,851,767
51,088	Aritzia, Inc. (CAD) (d)	4,169,010
42,810	AtkinsRealis Group, Inc. (CAD)	2,754,292
622,372	B2Gold Corp. (CAD)	2,827,540
125,421	Barrick Mining Corp. (CAD)	5,125,572
Shares	Description	Value

	Canada (Continued)
22,071	Bombardier, Inc., Class B (CAD) (d)	$3,903,319
12,285	Cameco Corp. (CAD)	1,335,975
96,642	Canadian Natural Resources Ltd. (CAD)	4,714,346
121,284	Capstone Copper Corp. (CAD) (d)	914,578
20,920	Celestica, Inc. (CAD) (d)	5,901,392
121,325	Cenovus Energy, Inc. (CAD)	3,219,983
138,798	DPM Metals, Inc. (CAD)	4,887,015
142,056	Eldorado Gold Corp. (CAD)	4,878,165
66,503	Finning International, Inc. (CAD)	4,115,145
4,607	Franco-Nevada Corp. (CAD)	1,140,738
203,127	Hudbay Minerals, Inc. (CAD)	4,253,533
396,915	IAMGOLD Corp. (CAD) (d)	7,464,091
165,293	Kinross Gold Corp. (CAD)	5,053,491
47,667	Lundin Gold, Inc. (CAD)	3,642,785
86,931	Magna International, Inc. (CAD)	4,854,913
240,207	OceanaGold Corp. (CAD)	7,573,488
51,387	OR Royalties, Inc. (CAD)	1,956,703
79,750	Pan American Silver Corp. (CAD)	4,362,717
47,600	Power Corp. of Canada (CAD) (e)	2,291,548
84,821	Saputo, Inc. (CAD)	2,649,932
13,862	Shopify, Inc., Class A (CAD) (d)	1,644,786
126,013	SSR Mining, Inc. (CAD) (d)	3,701,309
73,820	Suncor Energy, Inc. (CAD)	4,882,595
71,954	Tourmaline Oil Corp. (CAD)	3,443,819
18,402	Wheaton Precious Metals Corp. (CAD)	2,415,502
671,990	Whitecap Resources, Inc. (CAD) (e)	7,584,101
		128,553,043
	Cayman Islands — 4.0%
525,450	China Resources Land Ltd. (HKD) (c)	1,947,492
3,222,441	China State Construction International Holdings Ltd. (HKD) (c) (e)	3,431,773
156,392	CK Hutchison Holdings Ltd. (HKD) (c)	1,200,469
6,255,288	FIT Hon Teng Ltd. (HKD) (c) (d) (e) (f) (g)	5,605,746
1,632,716	Geely Automobile Holdings Ltd. (HKD) (c)	4,421,719
1,941,857	Kingboard Laminates Holdings Ltd. (HKD) (c)	4,835,519
1,179,928	Minth Group Ltd. (HKD) (c)	4,929,208
3,921,844	Sino Biopharmaceutical Ltd. (HKD) (c)	2,979,508

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
534,926	SITC International Holdings Co., Ltd. (HKD) (c)	$2,342,186
4,733,917	WH Group Ltd. (HKD) (c) (f) (g)	6,222,435
4,423,958	Xinyi Glass Holdings Ltd. (HKD) (c) (e)	5,550,633
		43,466,688
	Denmark — 1.6%
2,602	A.P. Moller - Maersk A/S, Class B (DKK) (c) (e)	6,499,488
286,199	H. Lundbeck A/S (DKK) (c)	1,792,189
129,557	ISS A/S (DKK) (c)	4,718,957
55,427	ROCKWOOL A/S, Class B (DKK) (c)	1,539,470
70,972	Zealand Pharma A/S (DKK) (c) (d)	3,305,167
		17,855,271
	Finland — 0.2%
68,916	Wartsila Oyj Abp (EUR) (c)	2,566,995
	France — 2.0%
25,998	Amundi S.A. (EUR) (c) (f) (g)	2,234,222
32,718	Arkema S.A. (EUR) (c)	2,246,358
86,119	Cie Generale des Etablissements Michelin S.C.A. (EUR) (c)	2,950,357
35,801	Elis S.A. (EUR) (c)	1,013,833
79,316	Klepierre S.A. (EUR) (c)	2,977,710
44,628	Sanofi S.A. (EUR) (c)	4,309,739
15,567	Societe Generale S.A. (EUR) (c)	1,136,660
50,847	TotalEnergies SE (EUR) (c)	4,666,462
		21,535,341
	Germany — 5.4%
41,280	Aurubis AG (EUR) (c)	7,341,962
120,912	Auto1 Group SE (EUR) (c) (d)	2,152,735
41,044	Bayerische Motoren Werke AG (EUR) (c)	3,796,865
81,987	Commerzbank AG (EUR) (c)	2,990,844
605,596	Deutsche Lufthansa AG (EUR) (c)	5,157,149
21,220	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (e) (g)	966,668
118,743	Evonik Industries AG (EUR) (c)	2,330,066
19,633	Fresenius Medical Care AG (EUR) (c)	889,724
15,889	Hensoldt AG (EUR) (c)	1,410,162
19,221	HOCHTIEF AG (EUR) (c)	8,743,127
15,281	KION Group AG (EUR) (c)	816,500
25,907	LEG Immobilien SE (EUR) (c)	1,692,299
65,613	Mercedes-Benz Group AG (EUR) (c)	4,032,784
Shares	Description	Value

	Germany (Continued)
80,462	Nordex SE (EUR) (c) (d)	$4,360,455
30,009	RENK Group AG (EUR) (c)	1,793,697
455	Rheinmetall AG (EUR) (c)	767,491
46,356	RWE AG (EUR) (c)	3,118,793
8,817	Siemens Energy AG (EUR) (c)	1,520,495
211,154	thyssenkrupp AG (EUR) (c)	1,860,594
28,623	Volkswagen AG (Preference Shares) (EUR) (c)	2,927,932
		58,670,342
	Greece — 0.3%
966,272	Alpha Bank S.A. (EUR) (c)	3,584,233
	Hong Kong — 2.0%
960,077	Beijing Enterprises Holdings Ltd. (HKD) (c)	3,670,562
2,191,850	China Merchants Port Holdings Co., Ltd. (HKD) (c)	4,112,845
2,470,862	China Power International Development Ltd. (HKD) (c)	1,000,472
1,789,794	China Resources Power Holdings Co., Ltd. (HKD) (c)	4,180,977
524,362	China Taiping Insurance Holdings Co., Ltd. (HKD) (c)	1,384,713
7,110,555	Guotai Junan International Holdings Ltd. (HKD) (c) (e)	2,126,791
1,210,424	MTR Corp., Ltd. (HKD) (c)	4,960,277
		21,436,637
	Israel — 2.3%
50,563	Bank Hapoalim BM (ILS) (c)	1,187,472
151,825	Harel Insurance Investments & Financial Services Ltd. (ILS) (c)	8,466,625
52,358	Menora Mivtachim Holdings Ltd. (ILS) (c)	7,623,447
136,643	Phoenix Financial Ltd. (ILS) (c)	7,295,930
		24,573,474
	Italy — 2.9%
1,568,077	A2A S.p.A. (EUR) (c)	4,440,221
68,916	Banco BPM S.p.A. (EUR) (c)	958,660
93,729	Buzzi S.p.A. (EUR) (c)	4,738,681
58,963	Eni S.p.A. (EUR) (c)	1,676,550
78,503	Fincantieri S.p.A. (EUR) (c) (d)	1,211,342
32,463	Leonardo S.p.A. (EUR) (c)	2,208,126
346,440	Maire S.p.A. (EUR) (c)	5,392,985
362,553	Nexi S.p.A. (EUR) (c) (e) (f) (g)	1,350,485
452,034	Pirelli & C S.p.A. (EUR) (c) (f) (g)	3,127,845
52,084	Prysmian S.p.A. (EUR) (c)	6,150,686
		31,255,581
	Japan — 28.2%
41,400	Advantest Corp. (JPY) (c)	5,713,476
253,700	Aeon Co., Ltd. (JPY) (c)	3,033,223

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
30,200	AGC, Inc. (JPY) (c)	$1,069,911
295,900	Aisin Corp. (JPY) (c)	4,168,672
157,700	ANA Holdings, Inc. (JPY) (c) (e)	2,824,290
390,300	Asahi Kasei Corp. (JPY) (c)	3,818,882
142,800	Central Japan Railway Co. (JPY) (c)	3,712,970
294,400	Chubu Electric Power Co., Inc. (JPY) (c)	4,853,747
170,600	CyberAgent, Inc. (JPY) (c)	1,459,510
58,300	Dai Nippon Printing Co., Ltd. (JPY) (c)	1,062,226
27,900	Daiwa House Industry Co., Ltd. (JPY) (c)	875,306
70,900	Denso Corp. (JPY) (c)	888,950
179,100	Ebara Corp. (JPY) (c)	5,069,987
159,600	ENEOS Holdings, Inc. (JPY) (c)	1,438,018
57,200	Food & Life Cos., Ltd. (JPY) (c)	3,412,426
312,600	Fujikura Ltd. (JPY) (c)	8,597,136
294,000	Hachijuni Nagano Bank Ltd. (JPY) (c) (e)	3,696,459
119,900	Haseko Corp. (JPY) (c)	2,215,029
296,900	Honda Motor Co., Ltd. (JPY) (c)	2,402,982
32,000	Ibiden Co., Ltd. (JPY) (c)	1,601,296
274,400	IHI Corp. (JPY) (c)	5,661,697
283,000	Inpex Corp. (JPY) (c)	8,370,998
324,100	Isuzu Motors Ltd. (JPY) (c)	4,667,289
203,500	Japan Airlines Co., Ltd. (JPY) (c) (e)	3,322,425
101,700	Japan Post Insurance Co., Ltd. (JPY) (c)	1,025,705
250,200	JFE Holdings, Inc. (JPY) (c) (e)	2,929,158
140,400	Kajima Corp. (JPY) (c)	5,356,074
185,200	Kandenko Co., Ltd. (JPY) (c)	7,033,824
357,700	Kansai Electric Power (The) Co., Inc. (JPY) (c) (e)	5,947,147
359,400	Kawasaki Kisen Kaisha Ltd. (JPY) (c) (e)	6,070,490
331,600	Keisei Electric Railway Co., Ltd. (JPY) (c)	2,481,018
89,800	Kinden Corp. (JPY) (c)	4,039,966
433,600	Kobe Steel Ltd. (JPY) (c)	5,262,233
203,100	Koito Manufacturing Co., Ltd. (JPY) (c) (e)	3,208,408
57,200	Komatsu Ltd. (JPY) (c)	2,277,737
80,400	Kubota Corp. (JPY) (c)	1,288,425
48,200	Kyoto Financial Group, Inc. (JPY) (c)	1,269,999
307,200	Kyushu Electric Power Co., Inc. (JPY) (c)	3,560,930
63,500	M3, Inc. (JPY) (c) (e)	651,787
Shares	Description	Value

	Japan (Continued)
204,800	Marubeni Corp. (JPY) (c)	$7,491,982
140,100	Mazda Motor Corp. (JPY) (c) (e)	958,255
320,200	Mebuki Financial Group, Inc. (JPY) (c)	2,497,188
79,100	Mitsubishi Electric Corp. (JPY) (c)	2,587,131
123,900	Mitsubishi HC Capital, Inc. (JPY) (c) (e)	1,111,763
168,600	Mitsui OSK Lines Ltd. (JPY) (c) (e)	7,007,151
244,400	NGK Insulators Ltd. (JPY) (c)	6,298,833
180,000	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (c)	4,068,163
38,400	Nippon Television Holdings, Inc. (JPY) (c) (e)	773,963
150,000	Nippon Yusen KK (JPY) (c) (e)	5,510,216
52,600	Niterra Co., Ltd. (JPY) (c)	2,480,173
60,000	Obayashi Corp. (JPY) (c)	1,453,228
749,100	Oji Holdings Corp. (JPY) (c) (e)	4,052,668
78,700	Open House Group Co., Ltd. (JPY) (c)	5,044,020
141,300	Osaka Gas Co., Ltd. (JPY) (c)	5,723,289
77,000	Otsuka Holdings Co., Ltd. (JPY) (c)	5,464,757
376,400	Panasonic Holdings Corp. (JPY) (c)	6,312,740
34,400	Rakuten Bank Ltd. (JPY) (c) (d)	1,257,654
58,400	Resonac Holdings Corp. (JPY) (c)	3,800,893
347,900	Ricoh Co., Ltd. (JPY) (c) (e)	2,940,973
234,300	SBI Holdings, Inc. (JPY) (c)	4,338,382
45,000	SCREEN Holdings Co., Ltd. (JPY) (c)	2,680,946
55,500	Seibu Holdings, Inc. (JPY) (c) (e)	1,550,602
158,400	Seiko Epson Corp. (JPY) (c) (e)	1,958,332
291,400	Shimizu Corp. (JPY) (c)	5,228,042
56,900	Shionogi & Co., Ltd. (JPY) (c)	1,258,682
97,300	SoftBank Group Corp. (JPY) (c)	2,369,231
116,100	Sojitz Corp. (JPY) (c)	4,597,200
250,000	Subaru Corp. (JPY) (c) (e)	4,027,848
83,300	Sugi Holdings Co., Ltd. (JPY) (c)	1,834,276
141,300	Sumitomo Corp. (JPY) (c)	5,287,314
143,700	Sumitomo Electric Industries Ltd. (JPY) (c)	8,165,047
172,000	Sumitomo Forestry Co., Ltd. (JPY) (c)	1,564,969
30,500	Sumitomo Metal Mining Co., Ltd. (JPY) (c)	1,775,198
442,700	Sumitomo Pharma Co., Ltd. (JPY) (c) (d)	6,039,502

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
31,300	Suntory Beverage & Food Ltd. (JPY) (c)	$883,915
280,700	Suzuki Motor Corp. (JPY) (c)	3,421,375
75,000	Taisei Corp. (JPY) (c)	7,770,131
79,600	Tokyo Century Corp. (JPY) (c)	1,030,379
218,200	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c) (d)	899,114
84,400	Tokyo Gas Co., Ltd. (JPY) (c)	3,974,908
123,700	Tokyu Fudosan Holdings Corp. (JPY) (c)	1,055,787
119,800	TOPPAN Holdings, Inc. (JPY) (c)	3,159,687
138,400	Tosoh Corp. (JPY) (c) (e)	2,057,300
105,500	Toyota Motor Corp. (JPY) (c)	2,193,065
147,700	Toyota Tsusho Corp. (JPY) (c)	5,724,376
46,700	West Japan Railway Co. (JPY) (c) (e)	924,684
256,100	Yamato Holdings Co., Ltd. (JPY) (c) (e)	2,855,934
138,100	Yokohama Rubber (The) Co., Ltd. (JPY) (c)	5,298,666
		307,099,738
	Luxembourg — 1.3%
86,030	ArcelorMittal S.A. (EUR) (c)	4,461,666
534,943	Aroundtown S.A. (EUR) (c) (d)	1,424,150
287,369	Tenaris S.A. (EUR) (c)	8,400,501
		14,286,317
	Netherlands — 0.8%
89,840	Koninklijke Vopak N.V. (EUR) (c)	4,862,627
87,523	Technip Energies N.V. (EUR) (c)	3,698,526
		8,561,153
	Norway — 1.6%
168,205	Equinor ASA (NOK) (c)	7,166,271
302,819	Norsk Hydro ASA (NOK) (c)	3,227,565
196,455	Orkla ASA (NOK) (c)	2,472,314
84,579	Yara International ASA (NOK) (c)	4,944,017
		17,810,167
	Singapore — 1.6%
343,969	BOC Aviation Ltd. (HKD) (c) (f) (g)	3,432,709
1,116,000	Seatrium Ltd. (SGD) (c)	2,068,660
1,018,900	Singapore Airlines Ltd. (SGD) (c)	5,254,154
508,000	UOL Group Ltd. (SGD) (c)	3,857,229
928,000	Wilmar International Ltd. (SGD) (c)	2,788,060
		17,400,812
Shares	Description	Value

	South Korea — 15.8%
23,134	APR Corp. (KRW) (c)	$5,278,470
29,371	Coway Co., Ltd. (KRW) (c)	1,422,776
31,289	DB Insurance Co., Ltd. (KRW) (c)	3,509,503
6,532	Hanwha Aerospace Co., Ltd. (KRW) (c)	5,569,880
65,508	Hanwha Ocean Co., Ltd. (KRW) (c) (d)	5,392,421
46,520	HD Hyundai Co., Ltd. (KRW) (c)	7,801,872
17,592	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	4,077,251
358,919	HMM Co., Ltd. (KRW) (c)	4,702,709
5,371	Hyosung Heavy Industries Corp. (KRW) (c)	9,069,318
43,718	Hyundai Glovis Co., Ltd. (KRW) (c)	6,209,301
24,202	Hyundai Mobis Co., Ltd. (KRW) (c)	6,244,606
33,640	Hyundai Motor Co. (KRW) (c)	10,363,152
19,818	Hyundai Rotem Co., Ltd. (KRW) (c)	2,282,158
71,764	Kia Corp. (KRW) (c)	7,085,332
5,877	KIWOOM Securities Co., Ltd. (KRW) (c)	1,662,576
159,697	Korea Electric Power Corp. (KRW) (c)	4,540,241
19,927	Korea Investment Holdings Co., Ltd. (KRW) (c)	2,780,071
3,114	Korea Zinc Co., Ltd. (KRW) (c)	3,038,118
316,322	Korean Air Lines Co., Ltd. (KRW) (c)	5,102,554
499,398	LG Display Co., Ltd. (KRW) (c) (d)	3,666,939
38,244	LG Electronics, Inc. (KRW) (c)	2,772,687
375,052	LG Uplus Corp. (KRW) (c)	3,900,412
135,813	Mirae Asset Securities Co., Ltd. (KRW) (c)	5,755,795
19,296	Peptron, Inc. (KRW) (c) (d)	3,889,702
5,247	POSCO Holdings, Inc. (KRW) (c)	1,181,430
22,409	Samsung Electro-Mechanics Co., Ltd. (KRW) (c)	6,420,385
51,667	Samsung Electronics Co., Ltd. (KRW) (c)	6,043,044
262,879	Samsung Heavy Industries Co., Ltd. (KRW) (c) (d)	4,405,087
36,938	Samsung Life Insurance Co., Ltd. (KRW) (c)	5,326,010
8,804	Samsung SDS Co., Ltd. (KRW) (c)	892,005

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,916	Samyang Foods Co., Ltd. (KRW) (c)	$1,553,269
20,410	Shinhan Financial Group Co., Ltd. (KRW) (c)	1,216,464
16,396	SK hynix, Inc. (KRW) (c)	9,302,519
35,144	SK Square Co., Ltd. (KRW) (c) (d)	11,571,250
106,478	SK Telecom Co., Ltd. (KRW) (c)	5,509,202
111,425	Woori Financial Group, Inc. (KRW) (c)	2,442,644
		171,981,153
	Spain — 2.3%
5,110	Acciona S.A. (EUR) (c)	1,343,745
64,463	ACS Actividades de Construccion y Servicios S.A. (EUR) (c)	7,861,646
160,287	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	3,462,147
141,668	Grifols S.A. (EUR) (c)	1,482,141
22,990	Indra Sistemas S.A. (EUR) (c)	1,284,927
789,405	International Consolidated Airlines Group S.A. (GBP) (c)	3,714,942
650,154	Mapfre S.A. (EUR) (c)	2,897,422
68,270	Merlin Properties Socimi S.A. (EUR) (c)	1,112,284
58,189	Repsol S.A. (EUR) (c)	1,637,939
		24,797,193
	Sweden — 1.3%
75,968	Boliden AB (SEK) (c) (d)	3,982,384
51,943	Industrivarden AB, Class C (SEK) (c) (e)	2,574,747
16,866	Saab AB, Class B (SEK) (c)	1,103,876
706,800	SSAB AB, Class B (SEK) (c) (e)	5,571,775
499,758	Volvo Car AB, Class B (SEK) (c) (d) (e)	1,128,923
		14,361,705
	Switzerland — 0.6%
12,263	Accelleron Industries AG (CHF) (c)	1,108,407
60,873	Holcim AG (CHF) (c)	5,031,881
1,483	Swissquote Group Holding S.A. (CHF) (c)	736,664
		6,876,952
	United Kingdom — 6.2%
93,588	3i Group PLC (GBP) (c)	3,050,108
771,618	Aberdeen Group PLC (GBP) (c)	1,954,740
14,636	Anglogold Ashanti PLC (ZAR) (c)	1,460,848
55,633	Antofagasta PLC (GBP) (c)	2,494,817
Shares	Description	Value

	United Kingdom (Continued)
148,605	Associated British Foods PLC (GBP) (c)	$3,719,909
229,165	Babcock International Group PLC (GBP) (c)	3,557,675
401,461	Barclays PLC (GBP) (c)	2,101,027
168,021	Beazley PLC (GBP) (c)	2,838,929
39,871	Berkeley Group Holdings PLC (GBP) (c) (d)	1,826,437
218,832	British Land (The) Co. PLC (GBP) (c)	1,035,148
328,437	easyJet PLC (GBP) (c)	1,528,148
123,409	Endeavour Mining PLC (GBP) (c)	7,435,319
129,689	Fresnillo PLC (GBP) (c)	5,748,561
212,249	IG Group Holdings PLC (GBP) (c)	4,041,721
1,599,105	JD Sports Fashion PLC (GBP) (c)	1,516,676
72,445	Pearson PLC (GBP) (c)	955,100
219,589	Prudential PLC (GBP) (c)	3,052,952
46,993	Rio Tinto PLC (GBP) (c)	4,359,688
64,281	Rolls-Royce Holdings PLC (GBP) (c)	976,578
57,844	Shell PLC (GBP) (c)	2,679,031
159,242	Standard Chartered PLC (GBP) (c)	3,318,559
171,038	Tesco PLC (GBP) (c)	1,074,972
2,636,585	Tritax Big Box REIT PLC (GBP) (c)	4,965,673
317,930	UNITE Group (The) PLC (GBP) (c)	1,926,269
		67,618,885
	United States — 0.5%
285,200	Coeur Mining, Inc. (CAD) (d)	5,332,508
	Total Common Stocks	1,082,292,062
	(Cost $888,409,990)
MONEY MARKET FUNDS — 0.1%
1,146,828	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (h)	1,146,828
	(Cost $1,146,828)

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 7.5%
$81,227,572	JPMorgan Chase & Co., 3.66% (h), dated 03/31/26, due 04/01/26, with a maturity value of $81,235,830. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 03/31/33. The value of the collateral including accrued interest is $82,852,127. (i)	$81,227,572
	(Cost $81,227,572)

	Total Investments — 106.9%	1,164,666,462
	(Cost $970,784,390)
	Net Other Assets and Liabilities — (6.9)%	(75,066,677)
	Net Assets — 100.0%	$1,089,599,785

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $945,115,329 or 86.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $77,282,710 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $81,227,572.

(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of March 31, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Industrials	27.0%
Materials	16.1
Consumer Discretionary	11.9
Financials	10.0
Energy	9.0
Repurchase Agreements	7.0
Information Technology	5.2
Utilities	4.5
Consumer Staples	3.0
All Other	6.3
Total	100.0%

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
JPY	26.4%
EUR	14.9
KRW	14.8
CAD	11.5
USD	7.1
HKD	7.0
GBP	6.0
AUD	4.1
ILS	2.1
DKK	1.5
NOK	1.5
SEK	1.2
SGD	1.2
CHF	0.6
ZAR	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Belgium	$5,545,194	$3,291,182	$2,254,012	$—
Canada	128,553,043	128,553,043	—	—
United States	5,332,508	5,332,508	—	—
Other Country Categories*	942,861,317	—	942,861,317	—
Money Market Funds	1,146,828	1,146,828	—	—
Repurchase Agreements	81,227,572	—	81,227,572	—
Total Investments	$1,164,666,462	$138,323,561	$1,026,342,901	$—

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Brazil — 12.1%
134,647	Banco BTG Pactual S.A. (BRL)	$1,463,224
101,365	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	3,096,614
2,913,355	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	7,092,369
80,949	Embraer S.A. (BRL)	1,202,550
392,581	Eneva S.A. (BRL) (c)	1,859,887
1,564,560	Gerdau S.A. (Preference Shares) (BRL)	5,738,900
2,310,972	Itausa S.A. (Preference Shares) (BRL)	6,237,128
1,032,547	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	9,701,838
851,937	PRIO S.A. (BRL) (c)	10,889,649
390,596	Suzano S.A. (BRL)	3,913,614
381,395	Telefonica Brasil S.A. (BRL)	3,035,786
276,489	TIM S.A. (BRL)	1,465,754
887,170	Ultrapar Participacoes S.A. (BRL)	4,918,969
338,514	Vale S.A. (BRL)	5,390,240
1,414,936	Vibra Energia S.A. (BRL)	8,637,369
		74,643,891
	Cayman Islands — 8.5%
134,692	Akeso, Inc. (HKD) (c) (d) (e) (f)	2,293,388
53,583	Alibaba Group Holding Ltd. (HKD) (f)	839,886
71,263	Baidu, Inc., Class A (HKD) (c) (f)	996,128
2,372,358	China Feihe Ltd. (HKD) (d) (e) (f)	1,060,398
1,796,273	China Hongqiao Group Ltd. (HKD) (f)	8,114,141
147,558	ENN Energy Holdings Ltd. (HKD) (f)	1,201,479
1,521,012	InnoCare Pharma Ltd., Class H (HKD) (c) (d) (e) (f)	2,647,048
197,192	Innovent Biologics, Inc. (HKD) (c) (d) (e) (f)	2,169,027
2,911,502	J&T Global Express Ltd. (HKD) (c) (f)	3,768,692
570,876	JD Health International, Inc. (HKD) (c) (d) (e) (f)	3,484,564
2,173,684	JD Logistics, Inc. (HKD) (c) (d) (e) (f)	3,837,196
112,204	Kuaishou Technology (HKD) (d) (e) (f)	660,918
463,148	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e) (f)	1,991,765
Shares	Description	Value

	Cayman Islands (Continued)
484,960	WuXi XDC Cayman, Inc. (HKD) (c) (f)	$3,678,450
584,116	XD, Inc. (HKD) (e) (f)	4,557,631
203,783	XPeng, Inc., Class A (HKD) (c) (f)	1,741,853
1,334,640	XtalPi Holdings Ltd. (HKD) (c) (f) (g)	1,561,632
1,119,755	Zhen Ding Technology Holding Ltd. (TWD) (f)	7,483,163
		52,087,359
	Chile — 1.4%
666,482	Empresas Copec S.A. (CLP)	4,605,062
411,562	Falabella S.A. (CLP)	2,519,332
53,685,366	Latam Airlines Group S.A. (CLP)	1,322,051
		8,446,445
	China — 32.8%
5,879,887	Aluminum Corp. of China Ltd., Class H (HKD) (f)	8,602,076
1,211,907	Anhui Conch Cement Co., Ltd., Class H (HKD) (f)	3,298,620
1,453,245	Bank of Communications Co., Ltd., Class H (HKD) (f)	1,313,447
1,338,370	CALB Group Co., Ltd., Class H (HKD) (c) (d) (e) (f) (g)	5,467,227
4,086,846	China Coal Energy Co., Ltd., Class H (HKD) (f)	6,887,822
1,268,890	China Construction Bank Corp., Class H (HKD) (f)	1,369,404
15,953,432	China Energy Engineering Corp., Ltd., Class H (HKD) (f) (g)	2,628,501
2,929,412	China Everbright Bank Co., Ltd., Class H (HKD) (f)	1,139,989
1,603,372	China Galaxy Securities Co., Ltd., Class H (HKD) (f)	1,634,520
548,022	China Merchants Securities Co., Ltd., Class H (HKD) (d) (e) (f)	925,062
6,877,722	China National Building Material Co., Ltd., Class H (HKD) (f)	4,219,298
4,262,062	China Oilfield Services Ltd., Class H (HKD) (f)	4,883,464
4,686,253	China Petroleum & Chemical Corp., Class H (HKD) (f)	2,693,796
4,830,017	China Railway Group Ltd., Class H (HKD) (f)	2,508,279
18,370,859	China Reinsurance Group Corp., Class H (HKD) (f)	3,473,723
3,307,261	China Tower Corp., Ltd., Class H (HKD) (d) (e) (f)	4,522,067
924,662	CITIC Securities Co., Ltd., Class H (HKD) (f)	2,831,465

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
1,814,440	CMOC Group Ltd., Class H (HKD) (f)	$3,816,059
3,918,879	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (f)	7,462,611
1,342,470	CSC Financial Co., Ltd., Class H (HKD) (d) (e) (f)	1,791,189
1,714,370	Dongfang Electric Corp., Ltd., Class H (HKD) (f) (g)	7,553,343
837,828	Everbright Securities Co., Ltd., Class H (HKD) (d) (e) (f)	813,746
1,402,720	GF Securities Co., Ltd., Class H (HKD) (f)	2,605,793
3,389,830	Goldwind Science & Technology Co., Ltd., Class H (HKD) (f)	6,210,571
4,530,964	Huadian Power International Corp., Ltd., Class H (HKD) (f)	2,341,372
1,209,832	Huaxin Building Materials Group Co., Ltd., Class H (HKD)	2,473,296
2,545,972	Inner Mongolia Yitai Coal Co., Ltd., Class B	5,476,386
1,555,503	Jiangxi Copper Co., Ltd., Class H (HKD) (f)	6,908,353
10,507,746	Metallurgical Corp. of China Ltd., Class H (HKD) (f)	2,209,067
616,846	New China Life Insurance Co., Ltd., Class H (HKD) (f)	3,672,344
2,355,276	Orient Securities Co., Ltd., Class H (HKD) (d) (e) (f)	1,637,544
5,575,258	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD) (f)	3,882,771
6,702,615	PetroChina Co., Ltd., Class H (HKD) (f)	9,195,059
273,776	Phancy Group Co., Ltd., Class H (HKD) (c) (f) (g)	1,246,261
667,420	Pharmaron Beijing Co., Ltd., Class H (HKD) (d) (e) (f)	1,628,053
5,265,310	Qingdao Port International Co., Ltd., Class H (HKD) (d) (e)	4,572,867
405,204	Remegen Co., Ltd., Class H (HKD) (c) (d) (e) (f)	5,050,029
1,284,854	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e) (f)	5,419,211
196,618	Shanghai Chicmax Cosmetic Co., Ltd., Class H (HKD) (f) (g)	1,330,922
9,306,588	Shanghai Electric Group Co., Ltd., Class H (HKD) (c) (f)	4,434,372
Shares	Description	Value

	China (Continued)
623,300	Shanghai Junshi Biosciences Co., Ltd., Class H (HKD) (c) (d) (e) (f) (g)	$1,864,506
7,931,958	Shenwan Hongyuan Group Co., Ltd., Class H (HKD) (d) (e) (f)	2,761,990
1,035,029	Sinopharm Group Co., Ltd., Class H (HKD) (f)	2,685,242
5,847,408	Sinotrans Ltd., Class H (HKD) (f)	3,555,472
1,360,327	Weichai Power Co., Ltd., Class H (HKD) (f)	4,824,025
802,578	Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H (HKD) (d) (e) (f) (g)	19,394,299
911,012	Zhaojin Mining Industry Co., Ltd., Class H (HKD) (f)	3,784,844
3,960,998	Zhejiang Expressway Co., Ltd., Class H (HKD) (f)	3,640,738
572,255	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (c) (d) (e) (f)	3,489,668
221,770	Zhuzhou CRRC Times Electric Co., Ltd., Class H (HKD) (f)	1,037,049
872,908	Zijin Mining Group Co., Ltd., Class H (HKD) (f)	3,926,776
267,426	ZTE Corp., Class H (HKD) (f)	755,798
		201,850,386
	Hong Kong — 0.5%
633,646	China Nonferrous Mining Corp., Ltd. (HKD) (f)	950,980
413,604	Sinotruk Hong Kong Ltd. (HKD) (f)	2,063,568
		3,014,548
	Hungary — 3.3%
911,933	Magyar Telekom Telecommunications PLC (HUF) (f)	5,685,264
749,548	MOL Hungarian Oil & Gas PLC (HUF) (f)	8,979,864
160,041	Richter Gedeon Nyrt (HUF)	5,697,719
		20,362,847
	India — 2.6%
833,301	Coal India Ltd. (INR) (f)	3,984,094
1,843,271	GAIL India Ltd. (INR) (f)	2,701,636
723,104	Indian Oil Corp. Ltd. (INR)	1,032,257
1,809,066	Oil & Natural Gas Corp., Ltd. (INR) (f)	5,450,188
290,487	REC Ltd. (INR) (f)	946,030
597,382	Tata Motors Passenger Vehicles Ltd. (INR) (f)	1,892,447
		16,006,652

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Indonesia — 3.8%
17,600,716	Astra International Tbk PT (IDR) (f)	$6,497,545
27,105,178	Barito Pacific Tbk PT (IDR) (c) (f)	2,177,261
121,005,164	Bumi Resources Minerals Tbk PT (IDR) (c) (f)	5,290,538
13,286,872	Telkom Indonesia Persero Tbk PT (IDR) (f)	2,402,294
3,796,268	United Tractors Tbk PT (IDR) (f)	6,942,205
		23,309,843
	Malaysia — 0.5%
3,830,700	Axiata Group Bhd (MYR) (f)	2,100,455
386,100	Tenaga Nasional Bhd (MYR) (f)	1,329,845
		3,430,300
	Mexico — 3.3%
5,454,723	Cemex S.A.B. de C.V., Series CPO (MXN)	6,254,229
444,123	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN)	1,118,794
136,591	Industrias Penoles S.A.B. de C.V. (MXN) (c)	6,070,957
1,548,622	Prologis Property Mexico S.A. de C.V. (MXN)	6,762,855
		20,206,835
	Netherlands — 0.6%
456,612	NEPI Rockcastle N.V. (ZAR)	3,663,960
	Philippines — 0.8%
441,140	Ayala Corp. (PHP) (f)	3,687,672
1,044,130	Metropolitan Bank & Trust Co. (PHP)	1,091,395
		4,779,067
	Poland — 2.2%
82,951	KGHM Polska Miedz S.A. (PLN) (c) (f)	6,060,396
204,621	ORLEN S.A. (PLN) (f)	7,414,293
		13,474,689
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (f) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (f) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (f) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (f) (h) (i)	0
		0
Shares	Description	Value

	South Africa — 2.6%
115,498	Gold Fields Ltd. (ZAR) (f)	$5,307,373
66,866	Harmony Gold Mining Co., Ltd. (ZAR) (f)	1,021,502
98,582	Nedbank Group Ltd. (ZAR)	1,554,125
150,125	Northam Platinum Holdings Ltd. (ZAR) (f)	3,063,258
1,708,022	Sibanye Stillwater Ltd. (ZAR) (f)	5,242,725
		16,188,983
	Taiwan — 18.5%
177,888	Accton Technology Corp. (TWD) (f)	8,776,491
113,673	Asia Vital Components Co., Ltd. (TWD) (f)	7,508,046
64,192	Chroma ATE, Inc. (TWD) (f)	3,080,217
174,157	Delta Electronics, Inc. (TWD) (f)	7,852,804
121,400	Elite Material Co., Ltd. (TWD) (f)	10,361,059
3,903,141	Eva Airways Corp. (TWD) (f)	4,205,412
1,038,485	Evergreen Marine Corp. Taiwan Ltd. (TWD) (f)	6,550,718
2,674,607	Far Eastern New Century Corp. (TWD) (f)	2,225,749
341,472	Gold Circuit Electronics Ltd. (TWD) (f)	9,628,792
688,459	Hon Hai Precision Industry Co., Ltd. (TWD) (f)	4,208,391
46,267	Jentech Precision Industrial Co., Ltd. (TWD) (f)	5,817,552
45,218	King Slide Works Co., Ltd. (TWD) (f)	4,685,265
646,540	Lite-On Technology Corp. (TWD) (f)	2,958,719
128,189	Quanta Computer, Inc. (TWD) (f)	1,153,567
123,694	Tripod Technology Corp. (TWD) (f)	1,351,103
1,632,347	United Microelectronics Corp. (TWD) (f)	2,926,146
2,501,845	Wan Hai Lines Ltd. (TWD) (f)	6,085,263
1,323,043	Wistron Corp. (TWD) (f)	5,261,230
56,084	Wiwynn Corp. (TWD) (f)	6,034,971
1,058,445	WT Microelectronics Co., Ltd. (TWD) (f)	7,335,812
3,507,283	Yang Ming Marine Transport Corp. (TWD) (f)	5,770,744
		113,778,051
	Thailand — 3.2%
262,800	Bangkok Bank PCL (THB) (f)	1,339,560
7,087,900	Charoen Pokphand Foods PCL (THB) (f)	4,533,877
1,710,400	PTT Exploration & Production PCL (THB) (f)	8,240,730

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand (Continued)
3,568,500	PTT PCL (THB)	$3,787,068
342,000	Siam Cement (The) PCL (THB) (f)	2,181,925
		20,083,160
	Turkiye — 2.9%
707,769	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY) (f)	5,088,941
805,134	Turk Hava Yollari AO (TRY) (f) (g)	5,345,695
2,073,628	Turkcell Iletisim Hizmetleri A/S (TRY) (f)	4,957,988
2,989,102	Yapi ve Kredi Bankasi A/S (TRY) (c) (f) (g)	2,238,805
		17,631,429
	Total Common Stocks	612,958,445
	(Cost $525,422,273)
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
227,020	YTL Power International Bhd, expiring 06/02/28 (MYR) (c) (f) (h)	30,837
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
712,170	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (j)	712,170
	(Cost $712,170)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.6%
$22,303,965	RBC Dominion Securities, Inc., 3.65% (j), dated 03/31/26, due 04/01/26, with a maturity value of $22,306,226. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 1.38%, due 07/15/26 to 02/15/49. The value of the collateral including accrued interest is $22,750,044. (k)	22,303,965
	(Cost $22,303,965)

	Total Investments — 103.3%	636,005,417
	(Cost $548,438,408)
	Net Other Assets and Liabilities — (3.3)%	(20,615,099)
	Net Assets — 100.0%	$615,390,318

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $480,343,038 or 78.1% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(g)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $21,414,260 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $22,303,965.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2026.
(k)	This security serves as collateral for securities on loan.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	18.5%
Materials	17.2
Industrials	17.0
Energy	15.0
Financials	7.2
Consumer Discretionary	5.4
Health Care	4.9
Communication Services	4.8
Repurchase Agreements	3.5
All Other	6.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	38.4%
TWD	19.1
BRL	11.7
USD	4.5
IDR	3.7
HUF	3.2
MXN	3.2
THB	3.2
ZAR	3.1
TRY	2.8
INR	2.5
PLN	2.1
CLP	1.3
PHP	0.7
MYR	0.5
RUB	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$74,643,891	$74,643,891	$—	$—
Chile	8,446,445	8,446,445	—	—
China	201,850,386	12,522,549	189,327,837	—
Hungary	20,362,847	5,697,719	14,665,128	—
India	16,006,652	1,032,257	14,974,395	—
Mexico	20,206,835	20,206,835	—	—
Netherlands	3,663,960	3,663,960	—	—
Philippines	4,779,067	1,091,395	3,687,672	—
Russia	— **	—	—	— **
South Africa	16,188,983	1,554,125	14,634,858	—
Other Country Categories*	246,809,379	—	246,809,379	—
Warrants*	30,837	—	30,837	—
Money Market Funds	712,170	712,170	—	—
Repurchase Agreements	22,303,965	—	22,303,965	—
Total Investments	$636,005,417	$129,571,346	$506,434,071	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Air Freight & Logistics — 3.3%
68,697	DHL Group (EUR) (b)	$3,620,825
	Automobile Components — 5.2%
23,619	Continental AG (EUR) (b)	1,648,784
480,023	Schaeffler AG (EUR) (b)	4,009,509
		5,658,293
	Automobiles — 9.6%
43,087	Bayerische Motoren Werke AG (EUR) (b)	3,985,857
53,448	Mercedes-Benz Group AG (EUR) (b)	3,285,085
31,001	Volkswagen AG (Preference Shares) (EUR) (b)	3,171,185
		10,442,127
	Banks — 2.2%
66,701	Commerzbank AG (EUR) (b)	2,433,218
	Capital Markets — 3.4%
24,237	Deutsche Bank AG (EUR) (b)	721,298
87,379	flatexDEGIRO SE (EUR) (b)	3,013,310
		3,734,608
	Chemicals — 5.6%
120,144	Evonik Industries AG (EUR) (b)	2,357,558
63,134	FUCHS SE (Preference Shares) (EUR) (b)	2,685,643
11,655	Symrise AG (EUR) (b)	995,246
		6,038,447
	Commercial Services & Supplies — 4.0%
37,366	Bilfinger SE (EUR) (b)	4,326,638
	Construction & Engineering — 5.0%
11,910	HOCHTIEF AG (EUR) (b)	5,417,545
	Construction Materials — 1.4%
7,199	Heidelberg Materials AG (EUR) (b)	1,519,259
	Diversified Telecommunication Services — 3.9%
87,049	Deutsche Telekom AG (EUR) (b)	3,248,969
28,991	United Internet AG (EUR) (b)	938,034
		4,187,003
	Electrical Equipment — 8.7%
110,243	Nordex SE (EUR) (b) (c)	5,974,369
19,993	Siemens Energy AG (EUR) (b)	3,447,801
		9,422,170
Shares	Description	Value

	Health Care Providers & Services — 1.7%
39,382	Fresenius Medical Care AG (EUR) (b)	$1,784,704
	Hotels, Restaurants & Leisure — 1.9%
268,012	TUI AG (EUR) (b)	2,110,612
	Household Products — 2.5%
34,602	Henkel AG & Co. KGaA (Preference Shares) (EUR) (b)	2,672,989
	Independent Power and Renewable Electricity Producers — 2.2%
35,464	RWE AG (EUR) (b)	2,385,988
	Insurance — 2.4%
4,109	Allianz SE (EUR) (b)	1,735,315
7,054	Talanx AG (EUR) (b)	875,315
		2,610,630
	Machinery — 4.9%
21,502	Daimler Truck Holding AG (EUR) (b)	1,058,889
35,279	KION Group AG (EUR) (b)	1,885,040
17,725	Krones AG (EUR) (b)	2,407,606
		5,351,535
	Metals & Mining — 8.1%
32,305	Aurubis AG (EUR) (b)	5,745,691
346,172	thyssenkrupp AG (EUR) (b)	3,050,311
		8,796,002
	Multi-Utilities — 1.0%
49,777	E.ON SE (EUR) (b)	1,090,195
	Passenger Airlines — 3.7%
477,395	Deutsche Lufthansa AG (EUR) (b)	4,065,412
	Pharmaceuticals — 5.2%
86,748	Bayer AG (EUR) (b)	4,014,564
13,096	Merck KGaA (EUR) (b)	1,663,904
		5,678,468
	Real Estate Management & Development — 10.6%
1,515,482	Aroundtown S.A. (EUR) (b) (c)	4,034,586
64,468	LEG Immobilien SE (EUR) (b)	4,211,183
130,823	Vonovia SE (EUR) (b)	3,272,218
		11,517,987
	Specialty Retail — 0.5%
29,403	Auto1 Group SE (EUR) (b) (c)	523,495
	Trading Companies & Distributors — 2.0%
32,392	Brenntag SE (EUR) (b)	2,194,188

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Transportation Infrastructure — 0.9%
11,477	Fraport AG Frankfurt Airport Services Worldwide (EUR) (b) (c)	$999,836
	Total Common Stocks	108,582,174
	(Cost $110,101,661)
MONEY MARKET FUNDS — 0.1%
110,937	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (d)	110,937
	(Cost $110,937)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$11	Daiwa Capital Markets America, Inc., 3.66% (d), dated 03/31/26, due 04/01/26, with a maturity value of $11. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $11. (e)	11
	(Cost $11)

	Total Investments — 100.0%	108,693,122
	(Cost $110,212,609)
	Net Other Assets and Liabilities — 0.0%	29,603
	Net Assets — 100.0%	$108,722,725

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $108,582,174 or 99.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of March 31, 2026.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
USD	– United States Dollar

Country Allocation†	% of Net Assets
Germany	96.2%
Luxembourg	3.7
United States	0.1
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
EUR	99.9%
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$108,582,174	$—	$108,582,174	$—
Money Market Funds	110,937	110,937	—	—
Repurchase Agreements	11	—	11	—
Total Investments	$108,693,122	$110,937	$108,582,185	$—

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Aerospace & Defense — 1.7%
59,385	Babcock International Group PLC (GBP) (b)	$921,923
62,726	Melrose Industries PLC (GBP) (b)	425,041
32,094	Rolls-Royce Holdings PLC (GBP) (b)	487,583
		1,834,547
	Banks — 9.8%
387,727	Barclays PLC (GBP) (b)	2,029,150
94,329	HSBC Holdings PLC (GBP) (b)	1,549,117
19,843	Lion Finance Group PLC (GBP) (b)	2,462,890
751,378	Lloyds Banking Group PLC (GBP) (b)	931,278
226,497	NatWest Group PLC (GBP) (b)	1,677,867
101,283	Standard Chartered PLC (GBP) (b)	2,110,710
		10,761,012
	Beverages — 1.0%
19,213	Coca-Cola HBC AG (GBP) (b)	1,082,246
	Broadline Retail — 1.2%
8,094	Next PLC (GBP) (b)	1,367,464
	Capital Markets — 7.3%
56,555	3i Group PLC (GBP) (b)	1,843,173
718,049	Aberdeen Group PLC (GBP) (b)	1,819,033
35,937	ICG PLC (GBP) (b)	737,037
112,267	IG Group Holdings PLC (GBP) (b)	2,137,828
90,682	Schroders PLC (GBP) (b)	698,207
53,316	St. James’s Place PLC (GBP) (b)	841,248
		8,076,526
	Chemicals — 1.7%
13,695	Croda International PLC (GBP) (b)	514,281
51,934	Johnson Matthey PLC (GBP) (b)	1,312,047
		1,826,328
	Commercial Services & Supplies — 0.9%
164,951	Rentokil Initial PLC (GBP) (b)	1,023,668
	Construction & Engineering — 2.4%
259,548	Balfour Beatty PLC (GBP) (b)	2,627,817
	Consumer Staples Distribution & Retail — 1.9%
340,686	J Sainsbury PLC (GBP) (b)	1,533,814
83,539	Tesco PLC (GBP) (b)	525,042
		2,058,856
Shares	Description	Value

	Diversified Consumer Services — 1.7%
140,601	Pearson PLC (GBP) (b)	$1,853,654
	Diversified REITs — 1.6%
274,203	British Land (The) Co. PLC (GBP) (b)	1,297,072
59,337	Land Securities Group PLC (GBP) (b)	437,681
		1,734,753
	Diversified Telecommunication Services — 1.5%
601,593	BT Group PLC (GBP) (b)	1,685,994
	Electric Utilities — 1.6%
50,814	SSE PLC (GBP) (b)	1,756,558
	Electronic Equipment, Instruments & Components — 0.5%
10,432	Halma PLC (GBP) (b)	532,350
	Financial Services — 1.7%
515,471	M&G PLC (GBP) (b)	1,872,403
	Food Products — 2.0%
86,760	Associated British Foods PLC (GBP) (b)	2,171,793
	Health Care Equipment & Supplies — 0.4%
29,800	Smith & Nephew PLC (GBP) (b)	472,149
	Hotels, Restaurants & Leisure — 3.2%
48,820	Carnival PLC (GBP) (b)	1,245,290
7,057	InterContinental Hotels Group PLC (b)	930,641
43,421	Whitbread PLC (GBP) (b)	1,334,982
		3,510,913
	Household Durables — 3.0%
47,269	Berkeley Group Holdings PLC (GBP) (b) (c)	2,165,330
81,504	Persimmon PLC (GBP) (b)	1,163,495
		3,328,825
	Industrial REITs — 4.1%
583,675	LondonMetric Property PLC (GBP) (b)	1,409,913
102,465	Segro PLC (GBP) (b)	878,382
1,212,474	Tritax Big Box REIT PLC (GBP) (b)	2,283,541
		4,571,836
	Insurance — 8.1%
11,621	Admiral Group PLC (GBP) (b)	486,054
53,927	Aviva PLC (GBP) (b)	432,782
221,801	Beazley PLC (GBP) (b)	3,747,611
77,810	Hiscox Ltd. (GBP) (b)	1,570,591

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
128,992	Prudential PLC (GBP) (b)	$1,793,379
100,157	Standard Life PLC (GBP) (b)	907,068
		8,937,485
	Leisure Products — 1.3%
5,852	Games Workshop Group PLC (GBP) (b)	1,383,386
	Machinery — 0.9%
29,669	IMI PLC (GBP) (b)	1,009,304
	Media — 0.9%
328,069	WPP PLC (GBP) (b)	1,026,020
	Metals & Mining — 14.2%
23,927	Anglo American PLC (GBP) (b)	1,027,313
22,959	Anglogold Ashanti PLC (ZAR) (b)	2,291,584
45,023	Antofagasta PLC (GBP) (b)	2,019,020
47,660	Endeavour Mining PLC (GBP) (b)	2,871,487
153,120	Evraz PLC (GBP) (b) (c) (d) (e)	0
55,350	Fresnillo PLC (GBP) (b)	2,453,430
363,131	Glencore PLC (GBP) (b)	2,750,291
24,630	Rio Tinto PLC (GBP) (b)	2,285,002
		15,698,127
	Multi-Utilities — 1.1%
217,680	Centrica PLC (GBP) (b)	616,343
32,333	National Grid PLC (GBP) (b)	545,781
		1,162,124
	Oil, Gas & Consumable Fuels — 4.0%
170,553	BP PLC (GBP) (b)	1,334,876
67,350	Shell PLC (GBP) (b)	3,119,299
		4,454,175
	Paper & Forest Products — 1.7%
162,553	Mondi PLC (GBP) (b)	1,837,752
	Passenger Airlines — 3.0%
361,415	easyJet PLC (GBP) (b)	1,681,588
356,338	International Consolidated Airlines Group S.A. (GBP) (b)	1,676,927
		3,358,515
	Pharmaceuticals — 4.9%
10,706	AstraZeneca PLC (GBP) (b)	2,093,438
60,687	GSK PLC (GBP) (b)	1,671,642
95,246	Hikma Pharmaceuticals PLC (GBP) (b)	1,599,727
		5,364,807
	Professional Services — 0.3%
7,978	Intertek Group PLC (GBP) (b)	388,199
Shares	Description	Value

	Specialty Retail — 3.5%
2,184,922	JD Sports Fashion PLC (GBP) (b)	$2,072,295
472,116	Kingfisher PLC (GBP) (b)	1,795,133
		3,867,428
	Tobacco — 0.9%
8,758	British American Tobacco PLC (GBP) (b)	508,476
11,833	Imperial Brands PLC (GBP) (b)	479,799
		988,275
	Trading Companies & Distributors — 2.7%
35,557	Bunzl PLC (GBP) (b)	1,070,453
88,667	Howden Joinery Group PLC (GBP) (b)	939,135
14,513	Sunbelt Rentals Holdings, Inc. (GBP) (b)	925,798
		2,935,386
	Wireless Telecommunication Services — 2.5%
1,866,288	Vodafone Group PLC (GBP) (b)	2,815,002
	Total Common Stocks	109,375,677
	(Cost $100,506,794)
MONEY MARKET FUNDS — 0.1%
70,104	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	70,104
	(Cost $70,104)

	Total Investments — 99.3%	109,445,781
	(Cost $100,576,898)
	Net Other Assets and Liabilities — 0.7%	763,802
	Net Assets — 100.0%	$110,209,583

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $109,375,677 or 99.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
United Kingdom	91.1%
Jersey	3.4
Spain	1.5
Bermuda	1.4
Switzerland	1.0
United States	0.9
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
GBP	97.0%
ZAR	2.1
USD	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$15,698,127	$—	$15,698,127	$— **
Other Industry Categories*	93,677,550	—	93,677,550	—
Money Market Funds	70,104	70,104	—	—
Total Investments	$109,445,781	$70,104	$109,375,677	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 101.3%
	Aerospace & Defense — 2.0%
667,795	Bharat Electronics Ltd. (INR) (b)	$2,857,662
	Automobiles — 10.0%
31,104	Bajaj Auto Ltd. (INR) (b)	2,906,031
40,281	Eicher Motors Ltd. (INR) (b)	2,820,417
91,303	Mahindra & Mahindra Ltd. (INR) (b)	2,863,862
22,205	Maruti Suzuki India Ltd. (INR) (b)	2,912,406
889,356	Tata Motors Passenger Vehicles Ltd. (INR) (b)	2,817,392
		14,320,108
	Banks — 9.9%
232,051	Axis Bank Ltd. (INR) (b)	2,874,003
361,835	HDFC Bank Ltd. (INR) (b)	2,834,270
221,202	ICICI Bank Ltd. (INR) (b)	2,839,626
754,443	Kotak Mahindra Bank Ltd. (INR) (b)	2,839,983
268,498	State Bank of India (INR) (b)	2,800,211
		14,188,093
	Chemicals — 2.0%
124,822	Asian Paints Ltd. (INR) (b)	2,878,480
	Construction & Engineering — 2.1%
78,699	Larsen & Toubro Ltd. (INR) (b)	2,925,852
	Construction Materials — 4.1%
108,562	Grasim Industries Ltd. (INR) (b)	2,946,068
25,712	UltraTech Cement Ltd. (INR) (b)	2,936,798
		5,882,866
	Consumer Finance — 4.0%
325,992	Bajaj Finance Ltd. (INR) (b)	2,789,410
306,294	Shriram Finance Ltd. (INR) (b)	2,849,706
		5,639,116
	Electric Utilities — 2.0%
925,644	Power Grid Corp. of India Ltd. (INR) (b)	2,914,197
	Financial Services — 4.0%
162,384	Bajaj Finserv Ltd. (INR) (b)	2,820,614
1,189,375	Jio Financial Services Ltd. (INR) (b)	2,840,859
		5,661,473
	Food Products — 4.0%
233,914	Nestle India Ltd. (INR) (b)	2,906,843
262,812	Tata Consumer Products Ltd. (INR) (b)	2,826,451
		5,733,294
Shares	Description	Value

	Health Care Providers & Services — 4.1%
37,335	Apollo Hospitals Enterprise Ltd. (INR) (b)	$2,949,538
285,563	Max Healthcare Institute Ltd. (INR) (b)	2,930,113
		5,879,651
	Hotels, Restaurants & Leisure — 2.0%
1,163,182	Eternal Ltd. (INR) (b) (c)	2,861,692
	Independent Power and Renewable Electricity Producers — 2.0%
736,966	NTPC Ltd. (INR) (b)	2,902,606
	Insurance — 4.0%
458,984	HDFC Life Insurance Co., Ltd. (INR) (b) (d) (e)	2,884,427
150,745	SBI Life Insurance Co., Ltd. (INR) (b) (d) (e)	2,851,504
		5,735,931
	IT Services — 10.2%
201,535	HCL Technologies Ltd. (INR) (b)	2,900,635
216,512	Infosys Ltd. (INR) (b)	2,920,280
115,377	Tata Consultancy Services Ltd. (INR) (b)	2,905,269
193,179	Tech Mahindra Ltd. (INR) (b)	2,869,550
1,466,395	Wipro Ltd. (INR) (b)	2,952,312
		14,548,046
	Metals & Mining — 6.3%
323,837	Hindalco Industries Ltd. (INR) (b)	3,062,354
244,128	JSW Steel Ltd. (INR) (b)	2,926,872
1,450,639	Tata Steel Ltd. (INR) (b)	2,976,369
		8,965,595
	Oil, Gas & Consumable Fuels — 6.2%
626,029	Coal India Ltd. (INR) (b)	2,993,106
1,032,522	Oil & Natural Gas Corp., Ltd. (INR) (b)	3,110,688
196,039	Reliance Industries Ltd. (INR) (b)	2,819,348
		8,923,142
	Passenger Airlines — 2.0%
66,678	InterGlobe Aviation Ltd. (INR) (b) (d) (e)	2,814,516
	Personal Care Products — 2.0%
132,742	Hindustan Unilever Ltd. (INR) (b)	2,893,022

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals — 6.2%
226,970	Cipla Ltd. (INR) (b)	$2,957,512
219,726	Dr. Reddy’s Laboratories Ltd. (INR) (b)	2,944,944
157,855	Sun Pharmaceutical Industries Ltd. (INR) (b)	2,952,396
		8,854,852
	Specialty Retail — 2.0%
82,234	Trent Ltd. (INR) (b)	2,896,069
	Textiles, Apparel & Luxury Goods — 2.1%
70,975	Titan Co., Ltd. (INR) (b)	2,981,142
	Tobacco — 2.0%
950,275	ITC Ltd. (INR) (b)	2,903,776
	Trading Companies & Distributors — 2.0%
152,246	Adani Enterprises Ltd. (INR) (b)	2,838,780
	Transportation Infrastructure — 2.0%
205,898	Adani Ports & Special Economic Zone Ltd. (INR) (b)	2,880,128
	Wireless Telecommunication Services — 2.1%
153,581	Bharti Airtel Ltd. (INR) (b)	2,918,560

	Total Investments — 101.3%	144,798,649
	(Cost $127,910,453)
	Net Other Assets and Liabilities — (1.3)%	(1,829,593)
	Net Assets — 100.0%	$142,969,056

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $144,798,649 or 101.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Country Allocation†	% of Net Assets
India	101.3%
Total Investments	101.3
Net Other Assets and Liabilities	(1.3)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$144,798,649	$—	$144,798,649	$—

*	See Portfolio of Investments for industry breakout.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 94.9%
	Banks — 1.8%
5,425	Luzerner Kantonalbank AG (CHF) (b)	$720,632
	Capital Markets — 10.2%
52,767	EFG International AG (CHF) (b)	1,120,113
8,059	Julius Baer Group Ltd. (CHF) (b)	592,772
516	Swissquote Group Holding S.A. (CHF) (b)	256,317
27,211	UBS Group AG (CHF) (b)	1,061,049
11,731	Vontobel Holding AG (CHF) (b)	1,015,802
		4,046,053
	Chemicals — 1.6%
458	EMS-Chemie Holding AG (CHF) (b)	360,121
1,546	Sika AG (CHF) (b)	255,891
		616,012
	Construction Materials — 5.8%
17,312	Amrize Ltd. (CHF) (b) (c)	959,550
16,167	Holcim AG (CHF) (b)	1,336,396
		2,295,946
	Containers & Packaging — 3.4%
88,689	SIG Group AG (CHF) (b)	1,329,478
	Diversified Telecommunication Services — 3.7%
1,748	Swisscom AG (CHF) (b)	1,466,858
	Electric Utilities — 3.0%
5,972	BKW AG (CHF) (b)	1,177,438
	Food Products — 7.0%
963	Barry Callebaut AG (CHF) (b)	1,693,528
1,026	Emmi AG (CHF) (b)	1,096,889
		2,790,417
	Health Care Equipment & Supplies — 3.5%
3,973	Alcon AG (CHF) (b)	300,320
2,428	Sonova Holding AG (CHF) (b)	553,617
1,533	Ypsomed Holding AG (CHF) (b)	537,418
		1,391,355
	Health Care Providers & Services — 3.7%
12,868	Galenica AG (CHF) (b) (d) (e)	1,464,996
	Insurance — 5.4%
2,404	Helvetia Baloise Holding AG (CHF) (b)	622,180
548	Swiss Life Holding AG (CHF) (b)	596,889
Shares	Description	Value

	Insurance (Continued)
3,785	Swiss Re AG (CHF) (b)	$635,794
418	Zurich Insurance Group AG (CHF) (b)	295,450
		2,150,313
	Machinery — 11.2%
3,412	Bucher Industries AG (CHF) (b)	1,503,924
11,576	SFS Group AG (CHF) (b)	1,732,515
1,955	VAT Group AG (CHF) (b) (d) (e)	1,219,611
		4,456,050
	Marine Transportation — 1.7%
2,936	Kuehne + Nagel International AG (CHF) (b)	672,359
	Pharmaceuticals — 13.9%
7,755	Galderma Group AG (CHF) (b)	1,524,120
6,882	Novartis AG (CHF) (b)	1,056,349
3,064	Roche Holding AG (CHF) (b)	1,222,814
21,735	Sandoz Group AG (CHF) (b)	1,702,956
		5,506,239
	Professional Services — 3.3%
54,376	Adecco Group AG (CHF) (b)	1,307,862
	Real Estate Management & Development — 3.5%
7,009	PSP Swiss Property AG (CHF) (b)	1,391,638
	Software — 0.7%
3,159	Temenos AG (CHF) (b)	276,875
	Specialty Retail — 3.2%
21,335	Avolta AG (CHF) (b)	1,279,169
	Technology Hardware, Storage & Peripherals — 0.7%
3,084	Logitech International S.A. (CHF) (b)	286,394
	Textiles, Apparel & Luxury Goods — 2.8%
4,384	Cie Financiere Richemont S.A., Class A (CHF) (b)	774,066
1,494	Swatch Group (The) AG (CHF) (b)	329,818
		1,103,884
	Trading Companies & Distributors — 2.4%
13,141	DKSH Holding AG (CHF) (b)	967,005
	Transportation Infrastructure — 2.4%
2,996	Flughafen Zurich AG (CHF) (b)	938,156
	Total Common Stocks	37,635,129
	(Cost $35,431,539)

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
52,399	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	$52,399
	(Cost $52,399)

	Total Investments — 95.1%	37,687,528
	(Cost $35,483,938)
	Net Other Assets and Liabilities — 4.9%	1,962,439
	Net Assets — 100.0%	$39,649,967

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $37,635,129 or 94.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	94.9%
United States	0.2
Total Investments	95.1
Net Other Assets and Liabilities	4.9
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CHF	99.9%
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$37,635,129	$—	$37,635,129	$—
Money Market Funds	52,399	52,399	—	—
Total Investments	$37,687,528	$52,399	$37,635,129	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Australia — 5.7%
49,221	Alkane Resources Ltd. (AUD) (c) (d)	$49,839
9,750	Aussie Broadband Ltd. (AUD) (d)	32,575
1,826	Austal Ltd. (AUD) (c) (d)	6,126
2,137	Capricorn Metals Ltd. (AUD) (d)	16,899
958	Codan Ltd. (AUD) (d)	21,085
12,094	DroneShield Ltd. (AUD) (c) (d) (e)	33,227
46,585	Firefinch Ltd. (AUD) (c) (d) (f) (g) (h)	0
7,176	Genesis Minerals Ltd. (AUD) (c) (d)	30,197
2,445	Helia Group Ltd. (AUD) (d)	8,967
13,334	HMC Capital Ltd. (AUD) (d) (g)	21,942
42,695	Karoon Energy Ltd. (AUD) (d)	59,698
5,757	Kelsian Group Ltd. (AUD) (d)	15,585
6,047	MA Financial Group Ltd. (AUD)	29,330
628	Monadelphous Group Ltd. (AUD) (d)	12,029
14,377	New Hope Corp., Ltd. (AUD) (d) (g)	58,732
12,172	NRW Holdings Ltd. (AUD) (d)	45,096
25,070	Perenti Ltd. (AUD) (d)	34,333
5,769	Perseus Mining Ltd. (AUD) (d)	21,136
9,377	Regis Resources Ltd. (AUD) (d)	44,445
68,395	Resolute Mining Ltd. (AUD) (c) (d)	67,631
4,157	Superloop Ltd. (AUD) (c) (d)	9,427
54,983	Tabcorp Holdings Ltd. (AUD) (d)	36,354
13,137	Vault Minerals Ltd. (AUD) (d)	39,199
6,414	Whitehaven Coal Ltd. (AUD) (d)	41,386
		735,238
	Austria — 0.3%
356	AT&S Austria Technologie & Systemtechnik AG (EUR) (c) (d)	21,686
107	DO & CO AG (EUR) (d)	19,967
		41,653
	Belgium — 1.0%
205	Bekaert S.A. (EUR) (d)	9,653
64	Deme Group N.V. (EUR) (d)	13,912
699	Gimv N.V. (EUR) (d)	36,858
5,341	Proximus SADP (EUR)	43,214
1,055	Umicore S.A. (EUR) (d)	20,127
		123,764
	Bermuda — 3.7%
88,000	Brilliance China Automotive Holdings Ltd. (HKD) (d)	31,476
Shares	Description	Value

	Bermuda (Continued)
51,333	China Oriental Group Co., Ltd. (HKD) (d)	$8,336
66,666	Damai Entertainment Holdings Ltd. (HKD) (c) (d) (g)	5,446
10,667	First Pacific Co., Ltd. (HKD) (d)	7,472
50,666	Man Wah Holdings Ltd. (HKD) (d)	27,920
53,333	Nine Dragons Paper Holdings Ltd. (HKD) (c) (d)	45,207
29,333	Pacific Basin Shipping Ltd. (HKD) (d)	10,750
38,333	PAX Global Technology Ltd. (HKD)	21,021
18,667	Shenzhen International Holdings Ltd. (HKD) (d)	17,024
207,999	Sinofert Holdings Ltd. (HKD) (d)	40,690
78,000	Skyworth Group Ltd. (HKD) (c) (d)	61,613
1,356	Stolt-Nielsen Ltd. (NOK) (d)	46,981
924	Teekay Tankers Ltd., Class A	67,748
410,665	United Energy Group Ltd. (HKD) (d)	28,388
27,167	Yue Yuen Industrial Holdings Ltd. (HKD) (d)	52,997
		473,069
	Canada — 7.5%
1,636	Aecon Group, Inc. (CAD)	49,170
3,810	Aris Mining Corp. (CAD) (c)	70,744
3,902	Athabasca Oil Corp. (CAD) (c)	31,556
212	Badger Infrastructure Solutions Ltd. (CAD)	9,455
19,927	Baytex Energy Corp. (CAD)	89,099
2,767	CES Energy Solutions Corp. (CAD)	36,619
406	Cogeco Communications, Inc. (CAD)	20,605
6,806	Denison Mines Corp. (CAD) (c)	24,120
868	Enerflex Ltd. (CAD)	18,157
1,046	Fortuna Mining Corp. (CAD) (c)	10,399
9,654	GoGold Resources, Inc. (CAD) (c)	18,460
9,676	Gold Royalty Corp. (c)	34,640
3,615	Killam Apartment Real Estate Investment Trust (CAD) (g)	41,449
2,891	Paramount Resources Ltd., Class A (CAD)	61,744
3,571	Parex Resources, Inc. (CAD)	70,183
719	Peyto Exploration & Development Corp. (CAD) (g)	14,048
663	Precision Drilling Corp. (CAD) (c)	65,247

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Canada (Continued)
2,622	Secure Waste Infrastructure Corp. (CAD) (g)	$41,146
6,990	SNDL, Inc. (c)	9,227
112	Sprott, Inc. (CAD)	15,983
5,505	Surge Energy, Inc. (CAD)	37,199
4,295	Tamarack Valley Energy Ltd. (CAD)	35,506
18,416	Transcontinental, Inc., Class A (CAD)	69,105
8,998	Valeura Energy, Inc. (CAD) (c)	95,471
		969,332
	Cayman Islands — 3.1%
9,333	Cowell e Holdings, Inc. (HKD) (c) (d)	31,281
20,333	FIH Mobile Ltd. (HKD) (c) (d)	51,855
2,667	HUTCHMED China Ltd. (HKD) (c) (d) (g)	7,767
2,667	Kingboard Holdings Ltd. (HKD) (d)	11,288
25,333	Lee & Man Paper Manufacturing Ltd. (HKD) (d)	11,235
17,333	Mobvista, Inc. (HKD) (c) (d) (e) (i)	29,407
42,667	Nexteer Automotive Group Ltd. (HKD) (d)	27,888
14,333	TCL Electronics Holdings Ltd. (HKD) (d)	23,561
18,667	Time Interconnect Technology Ltd. (HKD) (d)	37,322
37,333	Towngas Smart Energy Co., Ltd. (HKD) (d)	16,142
12,000	Vobile Group Ltd. (HKD) (c) (d) (e) (g)	5,326
34,667	VSTECS Holdings Ltd. (HKD) (d)	38,231
29,333	Wasion Holdings Ltd. (HKD) (d)	106,488
		397,791
	Denmark — 0.9%
7,336	Cadeler A/S (NOK) (c) (d)	42,776
1,285	D/S Norden A/S (DKK) (d)	58,930
2,029	Scandinavian Tobacco Group A/S (DKK) (e) (i)	21,372
		123,078
	France — 2.8%
1,396	Air France-KLM (EUR) (c) (d)	14,149
6,043	Derichebourg S.A. (EUR) (d)	57,686
8,139	Etablissements Maurel et Prom S.A. (EUR) (d)	100,394
699	Forvia SE (EUR) (c) (d)	8,001
421	IPSOS S.A. (EUR) (d)	16,630
345	LISI S.A. (EUR) (d)	21,094
Shares	Description	Value

	France (Continued)
1,167	Opmobility (EUR) (d)	$20,551
251	Rubis S.C.A. (EUR) (d)	10,171
4,883	SMCP S.A. (EUR) (c) (d) (e) (i)	29,355
376	Teleperformance SE (EUR) (d)	22,095
3,673	Television Francaise 1 S.A. (EUR) (d)	29,866
1,610	Valneva SE (EUR) (c) (d) (g)	5,386
267	Vicat SACA (EUR) (d)	19,489
		354,867
	Germany — 0.9%
254	Bilfinger SE (EUR) (d)	29,411
485	Friedrich Vorwerk Group SE (EUR) (d)	40,129
17,739	Heidelberger Druckmaschinen AG (EUR) (c) (d)	28,500
162	Hornbach Holding AG & Co. KGaA (EUR) (d)	15,288
		113,328
	Greece — 0.5%
4,615	Aktor SA Holding Company Technical And Energy Projects (EUR) (c) (d)	52,849
3,231	FF Group (EUR) (c) (d) (f) (h)	0
5,228	Holding Co. ADMIE IPTO S.A. (EUR) (d)	17,059
		69,908
	Hong Kong — 0.8%
6,667	China Tobacco International HK Co., Ltd. (HKD) (d) (e)	29,001
89,333	CITIC Telecom International Holdings Ltd. (HKD) (d)	30,927
34,667	Melco International Development Ltd. (HKD) (c) (d)	16,193
10,667	Shanghai Industrial Holdings Ltd. (HKD) (d)	19,214
58,666	Shoucheng Holdings Ltd. (HKD) (d)	12,686
		108,021
	Israel — 2.3%
2,777	Aryt Industries Ltd. (ILS) (d)	40,030
909	Clal Insurance Enterprises Holdings Ltd. (ILS) (d)	64,895
116	Delek Group Ltd. (ILS) (d)	39,044
303	Enlight Renewable Energy Ltd. (ILS) (c) (d)	20,422
2,927	Gilat Satellite Networks Ltd. (ILS) (c) (d)	44,239

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Israel (Continued)
13,424	Migdal Insurance & Financial Holding Ltd. (ILS) (c) (d)	$71,203
206	Next Vision Stabilized Systems Ltd. (ILS) (d)	20,039
		299,872
	Italy — 1.0%
743	Avio S.p.A. (EUR) (d) (e) (g)	28,845
5,900	Ferretti S.p.A. (EUR) (d)	27,582
3,560	Fila S.p.A. (EUR) (d)	38,081
14,662	Safilo Group S.p.A. (EUR) (c) (d)	29,042
535	Tinexta S.p.A. (EUR) (d)	9,357
		132,907
	Japan — 37.1%
2,600	Aichi Steel Corp. (JPY) (d)	47,487
5,500	Aiful Corp. (JPY) (d) (f)	15,699
800	Ain Holdings, Inc. (JPY) (d)	28,677
700	Aisan Industry Co., Ltd. (JPY) (d)	8,332
900	Artience Co., Ltd. (JPY) (d)	21,683
1,100	Brother Industries Ltd. (JPY) (d)	20,364
400	Chudenko Corp. (JPY) (d)	11,738
4,900	Chugoku Electric Power (The) Co., Inc. (JPY) (d)	31,242
1,500	Chugoku Marine Paints Ltd. (JPY) (d)	31,982
2,700	Citizen Watch Co., Ltd. (JPY) (d)	29,239
3,100	Daicel Corp. (JPY) (d)	24,560
3,300	Dai-Dan Co., Ltd. (JPY) (d)	56,690
3,200	Daido Steel Co., Ltd. (JPY) (d)	37,962
300	Daihen Corp. (JPY) (d)	22,230
1,600	Daiichikosho Co., Ltd. (JPY) (d)	17,142
1,800	DeNA Co., Ltd. (JPY) (d) (g)	28,057
2,000	Electric Power Development Co., Ltd. (JPY) (d)	55,082
500	Exedy Corp. (JPY) (d)	17,854
600	EXEO Group, Inc. (JPY) (d)	10,313
1,300	FCC Co., Ltd. (JPY) (d)	27,147
1,700	Ferrotec Holdings Corp. (JPY) (d)	69,995
400	Fuji Oil Co., Ltd. (JPY) (d)	9,161
2,400	Furukawa Co., Ltd. (JPY) (d)	67,035
800	Furukawa Electric Co., Ltd. (JPY) (d)	153,584
1,000	Furuno Electric Co., Ltd. (JPY) (d)	39,996
1,400	Futaba Industrial Co., Ltd. (JPY) (d)	8,695
3,200	GA Technologies Co., Ltd. (JPY) (d)	30,114
Shares	Description	Value

	Japan (Continued)
800	Genky DrugStores Co., Ltd. (JPY) (d)	$20,162
400	GS Yuasa Corp. (JPY) (d)	13,750
2,800	G-Tekt Corp. (JPY) (d)	32,590
3,500	Hanwa Co., Ltd. (JPY) (d)	35,101
1,200	Happinet Corp. (JPY) (d)	20,762
1,500	HI-LEX CORP (JPY) (d)	27,144
2,100	Hochiki Corp. (JPY) (d)	27,976
5,100	Hokkaido Electric Power Co., Inc. (JPY) (d)	34,716
1,400	Hokuetsu Corp. (JPY) (d)	8,164
1,400	Hokuhoku Financial Group, Inc. (JPY) (d)	53,105
8,200	Hokuriku Electric Power Co. (JPY) (d)	56,342
3,500	Iino Kaiun Kaisha Ltd. (JPY) (d)	39,338
1,200	Ishihara Sangyo Kaisha Ltd. (JPY) (d)	21,612
700	Itoham Yonekyu Holdings, Inc. (JPY) (d) (g)	25,410
600	J Front Retailing Co., Ltd. (JPY) (d)	9,252
5,300	Japan Petroleum Exploration Co., Ltd. (JPY) (d)	87,295
1,900	JTEKT Corp. (JPY) (d)	20,384
1,300	K&O Energy Group, Inc. (JPY) (d)	45,802
5,100	Kameda Seika Co., Ltd. (JPY) (d)	46,509
2,400	Kamei Corp. (JPY) (d)	50,688
1,300	Kanadevia Corp. (JPY) (d)	8,514
400	Kanamoto Co., Ltd. (JPY) (d)	11,151
700	Kaneka Corp. (JPY) (d)	21,427
300	Kasumigaseki Capital Co., Ltd. (JPY) (d)	12,154
2,000	Ki-Star Real Estate Co., Ltd. (JPY) (d)	41,995
1,600	Kitz Corp. (JPY) (d)	18,414
400	Komeri Co., Ltd. (JPY) (d)	8,931
2,200	Kumagai Gumi Co., Ltd. (JPY) (d)	21,808
200	Kurabo Industries Ltd. (JPY) (d)	10,748
700	Kureha Corp. (JPY) (d)	17,844
1,500	Kurimoto Ltd. (JPY) (d)	14,826
1,400	KYB Corp. (JPY) (d)	37,696
1,800	Kyoei Steel Ltd. (JPY) (d)	26,749
1,600	Life Corp. (JPY) (d)	25,786
1,300	Matsuda Sangyo Co., Ltd. (JPY) (d)	51,828
1,000	Matsuya Co., Ltd. (JPY) (d)	11,685
400	Meiko Electronics Co., Ltd. (JPY) (d)	64,411

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,800	METAWATER Co., Ltd. (JPY) (d)	$39,443
500	MIRAIT ONE Corp. (JPY) (d)	11,561
900	Mitsui E&S Co., Ltd. (JPY) (d)	32,953
52	Mitsui Fudosan Logistics Park, Inc. (JPY) (d)	37,110
600	Mitsui Kinzoku Co., (JPY) (d)	113,811
4,500	Miyazaki Bank (The) Ltd. (JPY) (d)	51,845
3,200	Mizuho Leasing Co., Ltd. (JPY) (d)	28,336
800	Modec, Inc. (JPY) (d)	75,731
1,200	MTG Co., Ltd. (JPY) (d)	47,007
1,500	Nanto Bank (The) Ltd. (JPY) (d)	13,626
2,900	Nextage Co., Ltd. (JPY) (d)	58,997
1,200	NHK Spring Co., Ltd. (JPY) (d)	19,135
1,400	Nihon Nohyaku Co., Ltd. (JPY) (d)	8,965
1,800	Nippn Corp. (JPY) (d)	30,794
600	Nippon Electric Glass Co., Ltd. (JPY) (d)	23,093
2,000	Nippon Kayaku Co., Ltd. (JPY) (d)	22,525
1,300	Nippon Light Metal Holdings Co., Ltd. (JPY) (d)	23,399
1,100	Nippon Paper Industries Co., Ltd. (JPY) (d)	8,959
2,300	Nippon Seiki Co., Ltd. (JPY) (d)	34,342
1,700	Nippon Shinyaku Co., Ltd. (JPY) (d)	55,924
2,300	Nippon Signal Co., Ltd. (JPY) (d)	23,615
1,200	Nishi-Nippon Railroad Co., Ltd. (JPY) (d)	23,050
1,000	Nishio Holdings Co., Ltd. (JPY) (d)	27,718
3,300	Nisshin Oillio Group (The) Ltd. (JPY) (d)	39,764
3,500	Nittetsu Mining Co., Ltd. (JPY) (d)	56,955
1,700	Nojima Corp. (JPY) (d)	11,786
1,300	Nomura Micro Science Co., Ltd. (JPY) (d)	26,041
1,200	Noritake Co., Ltd. (JPY) (d)	23,978
5,500	North Pacific Bank Ltd. (JPY) (d)	33,518
1,800	NPR-RIKEN Corp. (JPY) (d)	43,556
1,400	NS United Kaiun Kaisha Ltd. (JPY) (d)	66,022
4,100	NTN Corp. (JPY) (d)	8,498
1,500	Oita Bank (The) Ltd. (JPY) (d)	18,003
Shares	Description	Value

	Japan (Continued)
400	Okinawa Financial Group, Inc. (JPY) (d)	$13,558
3,900	Onward Holdings Co., Ltd. (JPY) (d)	17,670
1,100	PAL GROUP Holdings Co., Ltd. (JPY) (d)	10,092
5,900	Penta-Ocean Construction Co., Ltd. (JPY) (d)	62,752
3,000	Rengo Co., Ltd. (JPY) (d)	24,316
900	Riken Vitamin Co., Ltd. (JPY) (d)	16,448
1,000	Ryobi Ltd. (JPY) (d)	15,625
1,000	Sanken Electric Co., Ltd. (JPY) (c) (d)	46,629
800	Sanki Engineering Co., Ltd. (JPY) (d)	34,756
1,700	Sanyo Chemical Industries Ltd. (JPY) (d)	54,480
1,200	Sato Corp. (JPY) (d)	17,151
1,200	Seiko Group Corp. (JPY) (d)	43,139
1,100	Shibaura Mechatronics Corp. (JPY) (d)	29,259
4,200	Shikoku Electric Power Co., Inc. (JPY) (d)	47,198
1,800	Shin Nippon Air Technologies Co., Ltd. (JPY) (d)	38,399
3,500	Shizuoka Gas Co., Ltd. (JPY) (d)	33,563
700	Sumitomo Osaka Cement Co., Ltd. (JPY) (d)	17,177
1,800	Sun Frontier Fudousan Co., Ltd. (JPY) (d)	30,255
1,100	Taiheiyo Cement Corp. (JPY) (d)	24,787
2,400	Takara Holdings, Inc. (JPY) (d)	23,572
900	Takasago International Corp. (JPY) (d)	6,888
300	Takasago Thermal Engineering Co., Ltd. (JPY) (d)	8,340
800	Takashimaya Co., Ltd. (JPY) (d)	9,596
2,200	Teijin Ltd. (JPY) (d)	23,162
3,300	Toa Corp. (JPY) (d)	65,940
2,000	Toenec Corp. (JPY) (d)	25,809
8,900	Toho Bank (The) Ltd. (JPY) (d)	37,308
800	Toho Titanium Co., Ltd. (JPY) (d)	12,324
5,100	Tohoku Electric Power Co., Inc. (JPY) (d)	38,249
2,100	Tokai Rika Co., Ltd. (JPY) (d)	40,033
3,800	Tokyo Steel Manufacturing Co., Ltd. (JPY) (d)	39,232
1,200	Tokyu Construction Co., Ltd. (JPY) (d)	10,799
1,200	Topre Corp. (JPY) (d)	18,503

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
900	Towa Pharmaceutical Co., Ltd. (JPY) (d)	$23,152
1,200	Toyo Seikan Group Holdings Ltd. (JPY) (d)	27,303
600	Toyo Tanso Co., Ltd. (JPY) (d)	19,851
1,100	Toyo Tire Corp. (JPY) (d)	25,807
700	Toyoda Gosei Co., Ltd. (JPY) (d)	18,349
3,400	TPR Co. Ltd. (JPY) (d)	27,005
4,400	TRE Holdings Corp. (JPY) (d)	44,240
1,700	Trusco Nakayama Corp. (JPY) (d)	24,689
6,600	TSI Holdings Co., Ltd. (JPY) (d)	45,294
1,300	Tsubakimoto Chain Co. (JPY) (d)	19,320
2,300	Tsugami Corp. (JPY) (d)	47,904
1,900	Tsukishima Holdings Co., Ltd. (JPY) (d)	32,890
400	Tsumura & Co. (JPY) (d)	9,508
300	TV Tokyo Holdings Corp. (JPY) (d)	7,908
3,400	UACJ Corp. (JPY) (d)	50,889
2,900	Uchida Yoko Co., Ltd. (JPY) (d)	36,560
2,400	Umios Corp. (JPY) (d)	22,350
1,000	World Co., Ltd. (JPY) (d)	9,373
3,100	Yahagi Construction Co., Ltd. (JPY) (d)	41,382
1,600	YAMABIKO Corp. (JPY) (d)	36,331
1,900	Yamae Group Holdings Co., Ltd. (JPY) (d)	34,881
1,000	Yokogawa Bridge Holdings Corp. (JPY) (d)	18,875
1,100	Yonex Co., Ltd. (JPY) (d)	21,030
2,600	Yurtec Corp. (JPY) (d)	43,038
		4,769,127
	Luxembourg — 0.5%
863	APERAM S.A. (EUR) (d)	34,469
2,828	Grand City Properties S.A. (EUR) (c) (d)	29,631
		64,100
	Netherlands — 1.4%
1,108	AMG Critical Materials N.V. (EUR) (d)	44,386
4,374	Fugro N.V. (EUR) (d)	54,419
992	Koninklijke BAM Groep N.V. (EUR) (d)	10,046
403	Koninklijke Heijmans N.V. (EUR) (d)	36,123
2,509	MFE-MediaForEurope N.V., Class A (EUR) (d)	7,555
Shares	Description	Value

	Netherlands (Continued)
12,827	Pharming Group N.V. (EUR) (c) (d)	$21,678
357	Signify N.V. (EUR) (d) (e) (i)	7,604
		181,811
	New Zealand — 0.1%
1,511	Summerset Group Holdings Ltd. (NZD)	7,710
	Norway — 1.9%
3,797	DOF Group ASA (NOK) (d)	54,686
924	Europris ASA (NOK) (d) (e) (i)	8,732
3,483	Hoegh Autoliners ASA (NOK) (d)	50,431
28,268	MPC Container Ships ASA (NOK) (d)	67,255
5,269	Wallenius Wilhelmsen ASA (NOK) (d)	67,054
		248,158
	Portugal — 0.6%
6,233	Mota-Engil SGPS S.A. (EUR) (d) (g)	32,309
17,818	Sonae SGPS S.A. (EUR) (d)	39,575
		71,884
	Singapore — 1.0%
50,800	Capitaland India Trust (SGD) (d)	40,063
21,500	First Resources Ltd. (SGD) (d)	48,586
143,300	Singapore Post Ltd. (SGD) (d) (g)	38,598
		127,247
	South Korea — 19.1%
425	ABLBio, Inc. (KRW) (c) (d)	48,053
833	BHI Co., Ltd. (KRW) (c) (d)	52,675
699	Binggrae Co., Ltd. (KRW) (d)	33,111
57	CJ CheilJedang Corp. (KRW) (d)	8,281
214	CJ Corp. (KRW) (d)	27,541
467	CJ Logistics Corp. (KRW) (d)	32,656
314	CS Wind Corp. (KRW) (d)	12,645
1,792	Daesang Corp. (KRW) (d)	23,657
1,785	Daou Technology, Inc. (KRW) (d)	51,891
692	DB HiTek Co., Ltd. (KRW) (d)	36,133
2,293	DN Automotive Corp. (KRW) (d)	59,428
467	Dong-A Socio Holdings Co., Ltd. (KRW) (d)	28,881
1,379	Doosan Fuel Cell Co., Ltd. (KRW) (c) (d)	30,953
1,008	DoubleUGames Co., Ltd. (KRW) (d)	33,383
472	ENF Technology Co., Ltd. (KRW) (d)	15,197

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
56	Eo Technics Co., Ltd. (KRW) (d)	$14,812
750	Eugene Technology Co., Ltd. (KRW) (d)	57,065
836	F&F Co., Ltd. (KRW) (d)	34,411
1,186	Fadu, Inc. (KRW) (c) (d)	37,558
286	GS Holdings Corp. (KRW) (d)	12,361
801	Han Kuk Carbon Co., Ltd. (KRW) (d)	21,233
2,957	Hana Micron, Inc. (KRW) (d)	57,120
2,279	Hankook & Company Co., Ltd. (KRW) (d)	37,457
1,708	Hankook Tire & Technology Co., Ltd. (KRW) (d)	62,873
619	Hanwha Corp. (KRW) (d)	46,107
1,459	Hanwha Engine (KRW) (c) (d)	43,804
5,355	Harim Holdings Co., Ltd. (KRW) (d)	49,241
2,259	HDC Holdings Co., Ltd. (KRW) (d)	41,988
646	HDC Hyundai Development Co-Engineering & Construction, Class E (KRW) (d)	8,869
772	Hyosung Corp. (KRW) (d)	67,731
61	Hyosung TNC Corp. (KRW) (d)	15,755
444	Hyundai Department Store Co., Ltd. (KRW) (d)	23,763
8,158	Hyundai GF Holdings (KRW) (d)	75,266
467	Hyundai Marine & Fire Insurance Co., Ltd. (KRW) (c) (d)	9,453
722	Innocean Worldwide, Inc. (KRW) (d)	8,488
184	IsuPetasys Co., Ltd. (KRW) (d)	12,751
171	KCC Corp. (KRW) (d)	56,621
385	Kolon Industries, Inc. (KRW) (d)	19,426
538	KoMiCo Ltd. (KRW) (d)	39,517
1,008	Korea Gas Corp. (KRW) (d)	23,694
502	Kumho Petrochemical Co., Ltd. (KRW) (d)	40,069
11,091	Kumho Tire Co., Inc. (KRW) (c) (d)	44,905
362	Kyung Dong Navien Co., Ltd. (KRW) (d)	15,262
70	LG Innotek Co., Ltd. (KRW) (d)	14,120
114	Lotte Wellfood Co., Ltd. (KRW) (d)	8,490
1,230	LX International Corp. (KRW) (d)	35,795
Shares	Description	Value

	South Korea (Continued)
962	LX Semicon Co., Ltd. (KRW) (d)	$31,054
3,507	NHN KCP Corp. (KRW) (d)	37,645
296	OCI Holdings Co., Ltd. (KRW) (d)	36,991
506	Orion Corp. (KRW) (d)	43,782
1,936	Orion Holdings Corp. (KRW) (d)	30,004
13,577	Pan Ocean Co., Ltd. (KRW) (d)	45,297
44	PharmaResearch Co., Ltd. (KRW) (d)	8,927
800	PSK, Inc. (KRW) (d)	44,417
530	S&S Tech Corp. (KRW) (d)	28,041
357	Sanil Electric Co., Ltd. (KRW) (d)	32,948
6,597	SD Biosensor, Inc. (KRW) (d)	33,952
1,027	Sebang Global Battery Co., Ltd. (KRW) (d)	40,974
1,222	SIMMTECH Co., Ltd. (KRW) (d)	39,953
170	SK Gas Ltd. (KRW) (d)	29,512
1,604	SK oceanplant Co., Ltd. (KRW) (c) (d)	28,693
1,932	SL Corp. (KRW) (d)	73,616
727	SNT Dynamics Co., Ltd. (KRW) (d)	23,614
1,516	TES Co., Ltd. (KRW) (d)	58,591
225	Tokai Carbon Korea Co., Ltd. (KRW) (d)	35,221
3,265	Tongyang Life Insurance Co., Ltd. (KRW) (c) (d)	18,681
493	Wemade Co., Ltd. (KRW) (d)	6,836
1,115	WONIK IPS Co., Ltd. (KRW) (d)	82,962
5,453	Woori Technology Investment Co., Ltd. (KRW) (c) (d)	23,207
807	Youngone Corp. (KRW) (d)	43,005
378	Youngone Holdings Co., Ltd. (KRW) (d)	56,532
		2,464,945
	Spain — 1.0%
3,319	Atalaya Mining Copper S.A. (GBP) (d)	31,592
2,870	Colonial SFL Socimi S.A. (EUR) (d)	17,005
329	Elecnor S.A. (EUR) (d)	12,880
533	Let’s GOWEX S.A. (EUR) (c) (d) (f) (h) (j)	0

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
18,057	Obrascon Huarte Lain S.A. (EUR) (c) (d)	$8,882
1,499	Tecnicas Reunidas S.A. (EUR) (c) (d)	53,619
		123,978
	Sweden — 0.8%
1,805	AcadeMedia AB (SEK) (d) (e) (i)	19,180
3,118	Billerud Aktiebolag (SEK) (d)	24,171
884	BioArctic AB (SEK) (c) (d) (e) (g) (i)	30,138
5,729	Embracer Group AB (SEK) (c) (d)	29,532
		103,021
	Switzerland — 0.5%
8,609	Idorsia Ltd. (CHF) (c) (d)	37,987
335	Implenia AG (CHF) (d)	26,395
		64,382
	United Kingdom — 4.7%
5,360	Balfour Beatty PLC (GBP) (d)	54,268
1,432	Big Yellow Group PLC (GBP) (d)	16,143
1,408	Close Brothers Group PLC (GBP) (c) (d)	7,495
14,895	Currys PLC (GBP) (d)	24,666
798	Derwent London PLC (GBP) (d)	16,674
3,966	Drax Group PLC (GBP) (d)	46,869
3,084	Firstgroup PLC (GBP)	6,784
5,295	Future PLC (GBP)	20,801
1,439	Georgia Capital PLC (GBP) (c) (d)	69,789
5,855	Hochschild Mining PLC (GBP) (d)	46,847
492	JET2 PLC (GBP) (d)	7,334
91	Lion Finance Group PLC (GBP) (d)	11,295
31,672	Pan African Resources PLC (GBP) (d)	58,685
10,160	Pets at Home Group PLC (GBP) (d)	24,612
23,086	PRS REIT (The) PLC (GBP) (d) (f) (h)	0
5,271	Safestore Holdings PLC (GBP)	44,267
2,938	Serco Group PLC (GBP)	11,083
9,807	Shaftesbury Capital PLC (GBP) (d)	16,610
5,769	SigmaRoc PLC (GBP) (c) (d)	8,999
Shares	Description	Value

	United Kingdom (Continued)
2,270	TORM PLC, Class A (DKK) (d)	$64,786
8,511	Zigup PLC (GBP)	43,089
		601,096
	Total Common Stocks	12,770,287
	(Cost $11,079,830)
MONEY MARKET FUNDS — 0.1%
10,459	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (k)	10,459
	(Cost $10,459)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.5%
$322,127	Daiwa Capital Markets America, Inc., 3.66% (k), dated 03/31/26, due 04/01/26, with a maturity value of $322,160. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $328,570. (l)	322,127
	(Cost $322,127)

	Total Investments — 101.8%	13,102,873
	(Cost $11,412,416)
	Net Other Assets and Liabilities — (1.8)%	(234,295)
	Net Assets — 100.0%	$12,868,578

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $11,484,536 or 89.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $307,166 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $322,127.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration.

(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of March 31, 2026.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	25.7%
Materials	14.5
Consumer Discretionary	13.8
Energy	10.8
Information Technology	10.5
Financials	5.7
Consumer Staples	5.0
Utilities	3.6
Communication Services	2.9
All Other	7.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	36.4%
KRW	18.8
EUR	9.5
CAD	7.1
HKD	6.6
AUD	5.6
GBP	4.3
USD	3.4
NOK	2.6
ILS	2.3
DKK	1.1
SGD	1.0
SEK	0.8
CHF	0.5
NZD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$735,238	$29,330	$705,908	$— **
Belgium	123,764	43,214	80,550	—
Bermuda	473,069	88,769	384,300	—
Canada	969,332	969,332	—	—
Denmark	123,078	21,372	101,706	—
Greece	69,908	—	69,908	— **
New Zealand	7,710	7,710	—	—
Spain	123,978	—	123,978	— **
United Kingdom	601,096	126,024	475,072	— **
Other Country Categories*	9,543,114	—	9,543,114	—
Money Market Funds	10,459	10,459	—	—
Repurchase Agreements	322,127	—	322,127	—
Total Investments	$13,102,873	$1,296,210	$11,806,663	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Bermuda — 0.4%
5,763,859	Sihuan Pharmaceutical Holdings Group Ltd. (HKD) (c)	$1,011,561
	Brazil — 15.5%
280,906	Azzas 2154 S.A. (BRL)	1,393,725
625,319	Bradespar S.A. (Preference Shares) (BRL)	2,783,837
471,041	Brava Energia (BRL) (d)	1,870,578
61,390	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	683,843
3,486,629	Cogna Educacao S.A. (BRL)	2,127,040
122,495	Cury Construtora e Incorporadora S.A. (BRL)	836,679
243,900	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	1,286,398
392,826	Direcional Engenharia S.A. (BRL)	1,008,636
137,380	Energisa S.A. (BRL)	1,391,344
655,064	Ez Tec Empreendimentos e Participacoes S.A. (BRL)	1,767,965
372,175	GPS Participacoes e Empreendimentos S.A. (BRL) (e)	1,199,904
2,031,991	Grendene S.A. (BRL)	1,859,443
162,873	Grupo SBF S.A. (BRL)	386,442
359,479	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira (BRL)	1,016,703
86,421	IRB-Brasil Resseguros S.A. (BRL) (d)	910,950
343,305	Isa Energia Brasil S.A. (Preference Shares) (BRL)	1,927,998
1,636,271	JHSF Participacoes S.A. (BRL)	2,928,315
522,798	Marcopolo S.A. (Preference Shares) (BRL)	625,761
593,076	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	977,802
941,037	Minerva S.A. (BRL)	772,109
1,181,547	Movida Participacoes S.A. (BRL)	2,944,829
852,618	MRV Engenharia e Participacoes S.A. (BRL) (d)	1,295,424
839,547	Petroreconcavo S.A. (BRL)	2,273,974
243,932	Sao Martinho S.A. (BRL)	998,361
302,909	Tres Tentos Agroindustrial S.A. (BRL)	935,653
89,731	Unipar Carbocloro S.A. (Preference Shares) (BRL)	1,080,787
Shares	Description	Value

	Brazil (Continued)
1,001,142	Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A (Preference Shares) (BRL) (d)	$1,302,682
113,925	Vulcabras S.A. (BRL)	385,333
		38,972,515
	Cayman Islands — 14.0%
1,481,996	361 Degrees International Ltd. (HKD) (c)	1,191,448
517,730	Abbisko Cayman Ltd. (HKD) (c) (d)	807,003
903,145	Alphamab Oncology (HKD) (c) (d) (e) (f)	911,270
1,389,556	Boyaa Interactive International Ltd. (HKD) (c) (g)	481,621
563,848	China Conch Venture Holdings Ltd. (HKD) (c)	825,660
1,901,865	China Lesso Group Holdings Ltd. (HKD) (c)	1,209,724
11,550	China Metal Recycling Holdings Ltd. (HKD) (c) (d) (h) (i)	0
2,643,691	China Resources Medical Holdings Co., Ltd. (HKD) (c) (g)	914,824
1,478,088	China Shineway Pharmaceutical Group Ltd. (HKD) (c)	1,694,297
1,875,147	China Youran Dairy Group Ltd. (HKD) (c) (d) (e) (f) (g)	925,914
3,171,951	China Zhongwang Holdings Ltd. (HKD) (c) (d) (h) (i)	0
490,075	Chinasoft International Ltd. (HKD) (c)	208,316
384,433	CIMC Enric Holdings Ltd. (HKD) (c)	494,286
6,874,177	COFCO Joycome Foods Ltd. (HKD) (c) (d) (f) (g)	1,121,303
542,896	Consun Pharmaceutical Group Ltd. (HKD) (c)	1,158,315
1,638,916	EEKA Fashion Holdings Ltd. (HKD) (c) (g)	1,421,764
5,243,030	Evergrande Property Services Group Ltd. (HKD) (c) (d) (e) (f)	760,729
1,412,643	Fufeng Group Ltd. (HKD) (c)	1,261,162
773,044	General Interface Solution GIS Holding Ltd. (TWD) (c) (d)	1,291,417
788,647	HBM Holdings Ltd. (HKD) (c) (d) (e) (f)	1,330,634
3,580,290	Hua Medicine (HKD) (c) (d) (e) (f)	1,571,282
172,300	Inter & Co., Inc., Class A	1,371,508
1,562,315	Jacobio Pharmaceuticals Group Co., Ltd. (HKD) (c) (d) (e) (f)	1,387,705

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
207,376	JF SmartInvest Holdings Ltd. (HKD) (c) (g)	$770,721
125,206	Keymed Biosciences, Inc. (HKD) (c) (d) (e) (f)	989,358
9,446,207	Kinetic Development Group Ltd. (HKD) (c)	2,567,437
1,808,903	Linklogis, Inc., Class B (HKD) (c) (e) (f) (g)	430,768
3,114,532	Lonking Holdings Ltd. (HKD) (c)	1,192,311
1,185,413	Newborn Town, Inc. (HKD) (c) (d) (f)	1,212,648
922,039	Q Technology Group Co., Ltd. (HKD) (c) (f)	878,256
1,521,873	Sany Heavy Equipment International Holdings Co., Ltd. (HKD) (c)	2,161,005
851,231	Star Plus Legend Holdings Ltd., Class H (HKD) (d) (g)	639,411
317,273	Tianneng Power International Ltd. (HKD) (c) (g)	300,529
565,602	XXF Group Holdings Ltd. (HKD) (c) (d) (g)	82,243
4,499,507	Yixin Group Ltd. (HKD) (c) (e) (f) (g)	1,237,040
566,544	YSB, Inc. (HKD) (c) (g)	372,744
		35,174,653
	Chile — 2.1%
41,047,362	Cia Sud Americana de Vapores S.A. (CLP)	2,149,285
539,391	Empresas CMPC S.A. (CLP)	733,739
1,100,122	Engie Energia Chile S.A. (CLP)	1,769,678
1,633,729	Ripley Corp. S.A. (CLP)	680,876
		5,333,578
	China — 5.6%
2,736,806	Angang Steel Co., Ltd., Class H (HKD) (c) (d) (g)	528,628
2,918,259	BAIC Motor Corp., Ltd., Class H (HKD) (c) (d) (e) (f)	574,399
4,891,491	Beijing Jingneng Clean Energy Co., Ltd., Class H (HKD) (c)	1,419,423
125,043	CanSino Biologics, Inc., Class H (HKD) (c) (d) (e) (f)	504,412
672,225	China Communications Services Corp., Ltd., Class H (HKD) (c)	362,756
203,874	Dekon Food And Agriculture Group, Class H (HKD) (c) (f) (g)	1,687,993
1,350,847	Legend Holdings Corp., Class H (HKD) (c) (d) (e) (f)	1,396,940
Shares	Description	Value

	China (Continued)
1,558,581	Lepu Biopharma Co., Ltd., Class H (HKD) (c) (d) (e) (f)	$1,071,274
838,292	Lingbao Gold Group Co., Ltd., Class H (HKD) (c) (g)	2,830,527
2,316,435	Maanshan Iron & Steel Co., Ltd., Class H (HKD) (c) (d)	747,127
428,771	Shanghai MicroPort MedBot Group Co., Ltd., Class H (HKD) (c) (d) (g)	1,397,549
915,193	Sinopec Engineering Group Co., Ltd., Class H (HKD) (c)	689,062
287,919	Xinhua Winshare Publishing and Media Co., Ltd., Class H (HKD) (c)	384,169
127,446	Zylox-Tonbridge Medical Technology Co., Ltd., Class H (HKD) (c) (e) (f)	380,720
		13,974,979
	Hong Kong — 0.3%
1,019,093	Genertec Universal Medical Group Co., Ltd. (HKD) (c) (e) (f)	755,932
	India — 0.3%
4,365	Amber Enterprises India Ltd. (INR) (c) (d)	304,876
2,387,331	Reliance Power Ltd. (INR) (c) (d)	521,054
		825,930
	Indonesia — 11.1%
4,446,467	Adaro Andalan Indonesia PT (IDR) (c)	2,971,205
19,601,290	Alamtri Resources Indonesia Tbk PT (IDR) (c)	2,995,666
10,482,968	Aneka Tambang Tbk (IDR) (c)	2,193,701
11,276,996	Bukit Asam Persero Tbk PT (IDR) (c)	2,115,195
20,076,472	Dharma Satya Nusantara Tbk PT (IDR) (c)	2,013,605
41,150,534	Energi Mega Persada Tbk PT (IDR) (c) (d)	3,670,590
2,704,178	Indah Kiat Pulp & Paper Tbk PT (IDR) (c)	1,625,272
1,448,140	Indo Tambangraya Megah Tbk PT (IDR)	2,532,935
2,750,964	Indofood Sukses Makmur Tbk PT (IDR) (c)	1,026,450
3,380,223	Japfa Comfeed Indonesia Tbk PT (IDR) (c)	472,474
11,778,197	Mitra Adiperkasa Tbk PT (IDR) (c)	837,779
52,860,925	Pakuwon Jati Tbk PT (IDR)	1,051,340
11,760,774	Perusahaan Gas Negara Persero Tbk PT (IDR) (c)	1,286,679

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Indonesia (Continued)
3,911,579	Petrosea Tbk PT (IDR) (c)	$1,024,455
7,073,205	Solusi Sinergi Digital Tbk PT (IDR) (c)	894,198
19,717,964	Surya Citra Media Tbk PT (IDR) (c)	305,748
11,011,473	Surya Semesta Internusa Tbk PT (IDR) (c)	882,550
		27,899,842
	Jersey — 0.5%
4,701,615	West China Cement Ltd. (HKD) (c) (g)	1,317,551
	Malaysia — 2.6%
572,900	Genting Bhd (MYR) (c)	317,646
1,828,633	Guan Chong Bhd (MYR) (c)	339,968
4,002,800	IOI Properties Group Bhd (MYR) (c)	3,297,359
3,669,300	Sime Darby Bhd (MYR) (c)	2,063,802
277,400	Sunway Construction Group Bhd (MYR) (c)	438,458
		6,457,233
	Malta — 0.6%
1,291,154	MAS PLC (ZAR) (d)	1,495,552
	Mexico — 2.5%
239,483	Alsea S.A.B. de C.V. (MXN)	772,978
929,082	FIBRA Macquarie Mexico (MXN) (e) (f)	2,148,142
767,388	Gentera S.A.B. de C.V. (MXN)	2,169,478
370,483	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	1,287,172
		6,377,770
	Netherlands — 0.5%
167,069	Pepco Group N.V. (PLN) (c) (f)	1,210,565
	Philippines — 2.3%
5,544,400	Converge Information and Communications Technology Solutions., Inc. (PHP) (c)	1,129,666
201,040	GT Capital Holdings, Inc. (PHP)	1,720,836
3,018,100	JG Summit Holdings, Inc. (PHP) (c)	1,374,892
2,203,600	Puregold Price Club, Inc. (PHP)	1,487,203
		5,712,597
	Poland — 2.2%
103,619	Cyfrowy Polsat S.A. (PLN) (c) (d) (g)	327,802
245,023	Enea S.A. (PLN) (c)	1,638,448
329,006	Orange Polska S.A. (PLN) (c)	1,257,994
792,855	Tauron Polska Energia S.A. (PLN) (c) (d)	2,199,425
		5,423,669
Shares	Description	Value

	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (c) (d) (h) (i)	$0
580,351	Mechel PJSC (RUB) (c) (d) (h) (i)	0
		0
	South Africa — 6.4%
570,060	DRDGOLD Ltd. (ZAR) (c)	1,696,180
152,275	Exxaro Resources Ltd. (ZAR) (c)	2,040,148
62,866	Foschini Group Ltd. (ZAR) (c)	261,930
146,754	Hyprop Investments Ltd. (ZAR) (c)	470,077
131,910	Motus Holdings Ltd. (ZAR) (c)	910,905
513,802	Old Mutual Ltd. (ZAR)	419,027
1,186,723	Sappi Ltd. (ZAR) (c) (d)	1,176,629
127,662	Sasol Ltd. (ZAR) (c) (d)	1,683,886
670,243	Telkom S.A. SOC Ltd. (ZAR)	2,329,041
391,912	Thungela Resources Ltd. (ZAR)	3,883,626
250,796	Truworths International Ltd. (ZAR) (c)	770,402
330,725	Vukile Property Fund Ltd. (ZAR) (c)	436,126
		16,077,977
	Taiwan — 16.1%
76,450	Asia Optical Co., Inc. (TWD) (c)	301,472
130,062	ASROCK, Inc. (TWD) (c)	849,377
887,725	AUO Corp. (TWD) (c)	413,672
61,407	Chenbro Micom Co., Ltd. (TWD) (c)	1,719,969
581,173	China Airlines Ltd. (TWD) (c)	329,538
1,502,164	CSBC Corp. Taiwan (TWD) (c) (d)	979,702
275,397	Depo Auto Parts Industrial Co., Ltd. (TWD) (c)	1,160,463
543,099	Dynamic Holding Co., Ltd. (TWD) (c)	3,130,831
44,550	Elite Advanced Laser Corp. (TWD) (c)	355,631
298,092	Eternal Materials Co., Ltd. (TWD) (c)	551,303
149,598	Evergreen Aviation Technologies Corp. (TWD) (c)	696,359
346,213	Evergreen International Storage & Transport Corp. (TWD) (c)	555,620
76,403	EZconn Corp. (TWD) (c)	4,827,929
12,165	Fositek Corp. (TWD) (c)	705,110
172,368	Foxconn Technology Co., Ltd. (TWD) (c)	280,388
403,915	Global Brands Manufacture Ltd. (TWD) (c)	1,161,699
662,157	Hannstar Board Corp. (TWD) (c)	1,712,741

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
282,787	Huang Hsiang Construction Corp. (TWD) (c)	$319,201
2,524,470	Innolux Corp. (TWD) (c)	1,937,436
457,263	ITEQ Corp. (TWD) (c)	2,203,682
336,597	Kindom Development Co., Ltd. (TWD) (c)	339,622
116,596	Kinsus Interconnect Technology Corp. (TWD) (c)	1,200,715
49,561	Marketech International Corp. (TWD) (c)	439,267
690,847	Mitac Holdings Corp. (TWD) (c)	1,654,052
134,638	Phoenix Silicon International Corp. (TWD) (c)	795,695
1,260,047	Pou Chen Corp. (TWD) (c)	1,131,165
924,997	Ruentex Industries Ltd. (TWD) (c)	1,372,761
192,134	Sunonwealth Electric Machine Industry Co., Ltd. (TWD) (c)	762,290
1,250,834	Tatung Co., Ltd. (TWD) (c)	1,251,144
67,884	Test Research, Inc. (TWD) (c)	561,771
38,590	Topco Scientific Co., Ltd. (TWD) (c)	376,661
21,399	WinWay Technology Co., Ltd. (TWD) (c)	5,061,947
54,769	Yankey Engineering Co., Ltd. (TWD) (c)	973,882
347,205	Yulon Motor Co., Ltd. (TWD) (c)	300,298
		40,413,393
	Thailand — 6.8%
800,200	Amata Corp. PCL (THB) (c)	464,911
5,823,000	AP Thailand PCL (THB) (c)	1,496,678
3,482,000	Betagro PCL (THB) (c)	2,597,546
1,501,000	Com7 PCL (THB) (c)	1,005,466
225,100	Electricity Generating PCL (THB) (c)	774,873
5,601,500	Prima Marine PCL (THB)	1,341,778
2,430,900	Regional Container Lines PCL (THB)	2,321,812
17,648,800	Sansiri PCL (THB) (c)	727,553
2,045,100	Sri Trang Agro-Industry PCL (THB)	1,103,783
2,831,600	Supalai PCL (THB) (c)	1,409,784
365,500	Thai Oil PCL (THB) (c)	540,944
12,756,100	Thaifoods Group PCL (THB) (c)	3,370,223
		17,155,351
	Turkiye — 9.6%
1,144,055	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S (TRY) (c) (d)	580,771
Shares	Description	Value

	Turkiye (Continued)
3,087,133	Anadolu Anonim Turk Sigorta Sirketi (TRY)	$1,893,661
2,390,686	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY) (c)	906,091
181,268	Aygaz A/S (TRY)	951,198
965,068	Dogan Sirketler Grubu Holding A/S (TRY) (c)	435,448
281,949	Dogus Otomotiv Servis ve Ticaret A/S (TRY) (c)	1,228,284
4,159,938	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (TRY) (c) (g)	1,797,386
1,039,069	Enerjisa Enerji A/S (TRY) (e) (f)	2,677,139
8,664,359	Enerya Enerji A/S (TRY) (c)	1,741,275
1,341,126	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S (TRY) (c)	322,987
134,608	Grainturk Tarim A/S (TRY) (d)	684,542
57,955	Gubre Fabrikalari T.A.S. (TRY) (c) (d)	616,355
1,903,685	Is Yatirim Menkul Degerler A/S (TRY) (c) (g)	1,859,745
1,545,009	NET Holding A/S (TRY) (c) (d)	1,350,442
580,056	Pasifik Eurasia Lojistik Dis Ticaret A/S (TRY) (d) (g)	1,618,500
152,717	Pegasus Hava Tasimaciligi A/S (TRY) (c) (d) (g)	602,659
414,585	Ral Yatirim Holding A/S (TRY) (d)	1,880,725
127,534	Tofas Turk Otomobil Fabrikasi A/S (TRY) (c) (g)	787,051
3,712,185	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (c) (g)	932,595
474,590	Ulker Biskuvi Sanayi A/S (TRY) (c) (g)	1,258,918
		24,125,772
	Total Common Stocks	249,716,420
	(Cost $222,884,104)
MONEY MARKET FUNDS — 0.1%
305,925	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (j)	305,925
	(Cost $305,925)

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.3%
$13,418,176	Mizuho Financial Group, Inc., 3.66% (j), dated 03/31/26, due 04/01/26, with a maturity value of $13,419,540. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.63%, due 11/30/26 to 02/15/32. The value of the collateral including accrued interest is $13,686,540. (k)	$13,418,176
	(Cost $13,418,176)

	Total Investments — 104.8%	263,440,521
	(Cost $236,608,205)
	Net Other Assets and Liabilities — (4.8)%	(12,180,596)
	Net Assets — 100.0%	$251,259,925

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $167,628,940 or 66.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $12,294,137 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $13,418,176.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2026.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	13.2%
Industrials	12.3
Consumer Discretionary	12.1
Energy	10.9
Materials	9.2
Consumer Staples	8.1
Utilities	7.4
Real Estate	7.3
Health Care	6.3
All Other	13.2
Total	100.0%

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
HKD	18.8%
TWD	15.8
BRL	14.8
IDR	10.6
TRY	9.2
ZAR	6.7
THB	6.5
USD	5.7
PLN	2.5
MYR	2.5
MXN	2.4
PHP	2.2
CLP	2.0
INR	0.3
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$38,972,515	$38,972,515	$—	$—
Cayman Islands	35,174,653	2,010,919	33,163,734	— **
Chile	5,333,578	5,333,578	—	—
Indonesia	27,899,842	3,584,275	24,315,567	—
Malta	1,495,552	1,495,552	—	—
Mexico	6,377,770	6,377,770	—	—
Philippines	5,712,597	3,208,039	2,504,558	—
Russia	— **	—	—	— **
South Africa	16,077,977	6,631,694	9,446,283	—
Turkiye	24,125,772	9,705,765	14,420,007	—
Other Country Categories*	88,546,164	—	88,546,164	—
Money Market Funds	305,925	305,925	—	—
Repurchase Agreements	13,418,176	—	13,418,176	—
Total Investments	$263,440,521	$77,626,032	$185,814,489	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 5.7%
9,031	Erste Group Bank AG (EUR) (c)	$975,581
22,079	OMV AG (EUR) (c)	1,615,309
8,549	Raiffeisen Bank International AG (EUR) (c)	366,128
99,171	UNIQA Insurance Group AG (EUR) (c)	1,737,335
12,148	Verbund AG (EUR) (c)	928,345
21,399	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR) (c)	1,520,506
24,753	voestalpine AG (EUR) (c)	1,098,345
		8,241,549
	Belgium — 2.9%
2,300	Ackermans & Van Haaren N.V. (EUR) (c)	707,276
37,396	Colruyt Group N.V. (EUR)	1,568,180
3,722	KBC Ancora (EUR) (c)	304,824
4,271	UCB S.A. (EUR) (c)	1,286,845
11,779	Warehouses De Pauw C.V.A. (EUR) (c)	306,840
		4,173,965
	Bermuda — 0.4%
73,383	Aegon Ltd. (EUR) (c)	536,669
	Finland — 1.6%
16,091	Neste Oyj (EUR) (c)	522,921
26,857	Stora Enso Oyj, Class R (EUR) (c) (d)	315,381
39,409	Wartsila Oyj Abp (EUR) (c)	1,467,913
		2,306,215
	France — 16.0%
14,871	Amundi S.A. (EUR) (c) (e) (f)	1,277,987
23,380	Arkema S.A. (EUR) (c)	1,605,228
3,234	BNP Paribas S.A. (EUR) (c)	308,084
26,171	Bouygues S.A. (EUR) (c)	1,516,793
4,055	Capgemini SE (EUR) (c)	478,486
58,326	Carrefour S.A. (EUR) (c)	1,079,961
5,472	Cie de Saint-Gobain S.A. (EUR) (c)	453,053
32,838	Cie Generale des Etablissements Michelin S.C.A. (EUR) (c)	1,124,999
29,989	Credit Agricole S.A. (EUR) (c)	559,728
6,912	Eiffage S.A. (EUR) (c)	1,060,082
40,955	Elis S.A. (EUR) (c)	1,159,787
41,205	Engie S.A. (EUR) (c)	1,327,939
2,941	Gecina S.A. (EUR) (c)	232,050
30,234	Klepierre S.A. (EUR) (c)	1,135,056
5,345	Legrand S.A. (EUR) (c)	830,375
5,973	Nexans S.A. (EUR) (c)	812,564
18,159	Orange S.A. (EUR) (c)	372,317
5,994	Pernod Ricard S.A. (EUR) (c)	445,727
Shares	Description	Value

	France (Continued)
3,074	Publicis Groupe S.A. (EUR) (c)	$254,435
9,009	Rexel S.A. (EUR) (c)	356,993
833	Safran S.A. (EUR) (c)	272,583
15,959	Sanofi S.A. (EUR) (c)	1,541,165
8,362	SCOR SE (EUR) (c)	298,862
13,343	Societe Generale S.A. (EUR) (c)	974,269
14,040	Sodexo S.A. (EUR) (c)	720,706
5,474	SPIE S.A. (EUR) (c)	274,115
933	Thales S.A. (EUR) (c)	273,599
24,235	TotalEnergies SE (EUR) (c)	2,224,157
977	Vusion (EUR) (c)	125,389
		23,096,489
	Germany — 29.5%
1,395	Allianz SE (EUR) (c)	589,137
11,810	Aurubis AG (EUR) (c)	2,100,498
43,229	Auto1 Group SE (EUR) (c) (g)	769,655
14,672	Bayerische Motoren Werke AG (EUR) (c)	1,357,265
4,924	Brenntag SE (EUR) (c)	333,545
39,059	Commerzbank AG (EUR) (c)	1,424,852
13,396	Continental AG (EUR) (c)	935,141
14,313	Daimler Truck Holding AG (EUR) (c)	704,859
25,113	Deutsche Bank AG (EUR) (c)	747,369
173,895	Deutsche Lufthansa AG (EUR) (c)	1,480,859
25,932	Deutsche Telekom AG (EUR) (c)	967,872
19,824	DHL Group (EUR) (c)	1,044,867
24,291	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d) (f)	1,106,566
15,649	E.ON SE (EUR) (c)	342,738
67,895	Evonik Industries AG (EUR) (c)	1,332,288
10,221	Fraport AG Frankfurt Airport Services Worldwide (EUR) (c) (g)	890,417
22,452	Fresenius Medical Care AG (EUR) (c)	1,017,474
5,289	Fresenius SE & Co. KGaA (EUR) (c)	274,478
1,302	Heidelberg Materials AG (EUR) (c)	274,771
10,948	Henkel AG & Co. KGaA (Preference Shares) (EUR) (c)	845,728
9,097	Hensoldt AG (EUR) (c)	807,366
5,509	HOCHTIEF AG (EUR) (c)	2,505,899
17,448	KION Group AG (EUR) (c)	932,288
6,068	Krones AG (EUR) (c)	824,223
14,812	LEG Immobilien SE (EUR) (c)	967,551
23,449	Mercedes-Benz Group AG (EUR) (c)	1,441,250

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
4,588	Merck KGaA (EUR) (c)	$582,926
1,284	MTU Aero Engines AG (EUR) (c)	468,430
57,500	Nordex SE (EUR) (c) (g)	3,116,082
14,307	RENK Group AG (EUR) (c)	855,158
506	Rheinmetall AG (EUR) (c)	853,518
33,135	RWE AG (EUR) (c)	2,229,295
132,527	Schaeffler AG (EUR) (c)	1,106,964
10,082	Siemens Energy AG (EUR) (c)	1,738,645
6,637	Talanx AG (EUR) (c)	823,570
151,579	thyssenkrupp AG (EUR) (c)	1,335,646
97,147	TUI AG (EUR) (c)	765,039
37,340	United Internet AG (EUR) (c)	1,208,174
13,626	Volkswagen AG (Preference Shares) (EUR) (c)	1,393,844
		42,496,247
	Greece — 3.2%
346,842	Alpha Bank S.A. (EUR) (c)	1,286,555
229,162	Eurobank S.A. (EUR) (c)	917,577
46,735	Hellenic Telecommunications Organization S.A. (EUR)	881,589
8,571	JUMBO S.A. (EUR)	217,752
67,298	Piraeus Bank S.A. (EUR) (c)	552,924
35,756	Public Power Corp. S.A. (EUR) (c)	747,545
		4,603,942
	Ireland — 1.1%
64,993	AIB Group PLC (EUR) (c)	693,811
15,225	Ryanair Holdings PLC, ADR	880,005
		1,573,816
	Italy — 17.1%
562,859	A2A S.p.A. (EUR) (c)	1,593,811
29,403	Banca Mediolanum S.p.A. (EUR) (c)	595,743
78,802	Banco BPM S.p.A. (EUR) (c)	1,096,180
53,134	BPER Banca S.p.A. (EUR) (c)	696,336
26,811	Buzzi S.p.A. (EUR) (c)	1,355,490
36,604	Credito Emiliano S.p.A. (EUR) (c)	620,329
31,086	Enel S.p.A. (EUR) (c)	339,860
67,449	Eni S.p.A. (EUR) (c)	1,917,840
44,891	Fincantieri S.p.A. (EUR) (c) (g)	692,692
196,371	Hera S.p.A. (EUR) (c)	905,801
32,004	Italgas S.p.A. (EUR) (c)	372,816
18,571	Leonardo S.p.A. (EUR) (c)	1,263,196
21,883	Lottomatica Group S.p.A. (EUR) (c)	631,872
99,488	Maire S.p.A. (EUR) (c)	1,548,717
208,228	Nexi S.p.A. (EUR) (c) (d) (e) (f)	775,635
Shares	Description	Value

	Italy (Continued)
216,341	Pirelli & C S.p.A. (EUR) (c) (e) (f)	$1,496,969
24,836	Poste Italiane S.p.A. (EUR) (c) (d) (e) (f)	584,611
14,895	Prysmian S.p.A. (EUR) (c)	1,758,975
408,144	Saipem S.p.A. (EUR) (c) (d)	1,867,411
97,972	Snam S.p.A. (EUR) (c)	742,184
9,890	SOL S.p.A. (EUR)	673,310
1,688,952	Telecom Italia S.p.A. (EUR) (c) (g)	1,185,825
7,776	UniCredit S.p.A. (EUR) (c)	557,883
54,920	Unipol Assicurazioni S.p.A. (EUR) (c)	1,275,807
		24,549,293
	Luxembourg — 3.9%
40,989	ArcelorMittal S.A. (EUR) (c)	2,125,761
307,230	Aroundtown S.A. (EUR) (c) (g)	817,922
4,054	Eurofins Scientific SE (EUR) (c)	295,818
82,522	Tenaris S.A. (EUR) (c)	2,412,321
		5,651,822
	Netherlands — 5.6%
18,400	ABN AMRO Bank N.V. (EUR) (c) (f)	583,298
1,276	Airbus SE (EUR) (c)	241,258
409	Argenx SE (EUR) (c) (g)	296,829
603	ASML Holding N.V. (EUR) (c)	801,847
8,683	ASR Nederland N.V. (EUR) (c)	597,800
27,909	Brembo N.V. (EUR) (c)	265,599
4,290	Heineken Holding N.V. (EUR) (c)	305,305
22,717	ING Groep N.V. (EUR) (c)	589,661
14,548	Koninklijke Ahold Delhaize N.V. (EUR)	677,492
32,108	Koninklijke Vopak N.V. (EUR) (c)	1,737,859
12,551	Prosus N.V. (EUR) (c)	581,058
31,277	Technip Energies N.V. (EUR) (c)	1,321,696
		7,999,702
	Portugal — 1.2%
665,680	Banco Comercial Portugues S.A., Class R (EUR) (c)	648,354
62,100	EDP S.A. (EUR) (c)	328,616
31,142	Galp Energia SGPS S.A. (EUR) (c)	746,714
		1,723,684
	Spain — 11.4%
5,875	Acciona S.A. (EUR) (c)	1,544,912
18,438	ACS Actividades de Construccion y Servicios S.A. (EUR) (c)	2,248,624

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
76,718	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	$1,657,084
227,899	Banco de Sabadell S.A. (EUR) (c)	816,405
84,745	Banco Santander S.A. (EUR) (c)	950,057
37,402	Bankinter S.A. (EUR) (c)	592,352
28,020	CaixaBank S.A. (EUR) (c)	335,896
81,366	Grifols S.A. (EUR) (c)	851,257
19,738	Indra Sistemas S.A. (EUR) (c)	1,103,171
311,044	Mapfre S.A. (EUR) (c)	1,386,173
78,102	Merlin Properties Socimi S.A. (EUR) (c)	1,272,471
54,975	Puig Brands S.A., Class B (EUR) (c)	1,090,543
66,564	Repsol S.A. (EUR) (c)	1,873,684
215,190	Unicaja Banco S.A. (EUR) (c) (e) (f)	638,632
		16,361,261
	Switzerland — 0.2%
3,455	DSM-Firmenich AG (EUR) (c)	247,117
	Total Common Stocks	143,561,771
	(Cost $130,139,867)
RIGHTS (a) (b) — 0.0%
	Italy — 0.0%
1,688,952	Telecom Italia S.p.A., expiring 04/06/26 (EUR) (c) (g) (h)	16
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
161,756	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (i)	161,756
	(Cost $161,756)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.6%
$5,155,064	Toronto-Dominion Bank (The), 3.66% (i), dated 03/31/26, due 04/01/26, with a maturity value of $5,155,588. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.38%, due 05/31/28 to 12/31/28. The value of the collateral including accrued interest is $5,258,167. (j)	$5,155,064
	(Cost $5,155,064)

	Total Investments — 103.5%	148,878,607
	(Cost $135,456,687)
	Net Other Assets and Liabilities — (3.5)%	(5,000,556)
	Net Assets — 100.0%	$143,878,051

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $138,663,459 or 96.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $4,127,891 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,155,064.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Non-income producing security.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	Rate shown reflects yield as of March 31, 2026.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	23.1%
Financials	20.7
Energy	10.9
Consumer Discretionary	9.3
Materials	8.4
Utilities	7.7
Health Care	4.1
Consumer Staples	4.0
Repurchase Agreements	3.5
All Other	8.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	95.8%
USD	4.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Belgium	$4,173,965	$1,568,180	$2,605,785	$—
Greece	4,603,942	1,099,341	3,504,601	—
Ireland	1,573,816	880,005	693,811	—
Italy	24,549,293	673,310	23,875,983	—
Netherlands	7,999,702	677,492	7,322,210	—
Other Country Categories*	100,661,053	—	100,661,053	—
Rights*	16	—	16	—
Money Market Funds	161,756	161,756	—	—
Repurchase Agreements	5,155,064	—	5,155,064	—
Total Investments	$148,878,607	$5,060,084	$143,818,523	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded AlphaDEX® Fund II
Additional Information
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index and Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indices”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indices. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.